UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.0%
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK--88.2%
$        125,000         Albany County Airport Authority                      5.500%           12/15/2019   $        133,106
-----------------------------------------------------------------------------------------------------------------------------
         635,000         Albany County IDA (Albany College of Pharmacy)       5.375            12/01/2024            654,749
-----------------------------------------------------------------------------------------------------------------------------
       1,700,000         Albany County IDA (Albany College of Pharmacy)       5.625            12/01/2034          1,768,493
-----------------------------------------------------------------------------------------------------------------------------
         885,000         Albany Hsg. Authority (Lark Drive)                   5.500            12/01/2028            904,063
-----------------------------------------------------------------------------------------------------------------------------
       1,420,000         Albany IDA (Albany Medical Center)                   6.000            05/01/2019          1,429,244
-----------------------------------------------------------------------------------------------------------------------------
       2,460,000         Albany IDA (Albany Medical Center)                   6.000            05/01/2029          2,432,054
-----------------------------------------------------------------------------------------------------------------------------
         400,000         Albany IDA (Albany Municipal Golf Course
                         Clubhouse)                                           7.500            05/01/2012            401,192
-----------------------------------------------------------------------------------------------------------------------------
         915,000         Albany IDA (Albany Rehab.)                           8.375            06/01/2023            951,948
-----------------------------------------------------------------------------------------------------------------------------
       4,005,000         Albany IDA (Charitable Leadership)                   5.750            07/01/2026          4,119,783
-----------------------------------------------------------------------------------------------------------------------------
       3,730,000         Albany IDA (Daughters of Sarah Nursing Home)         5.375            10/20/2030          3,972,674
-----------------------------------------------------------------------------------------------------------------------------
       2,620,000         Albany IDA (Hampton Plaza)                           6.250            03/15/2018          2,689,220
-----------------------------------------------------------------------------------------------------------------------------
       1,585,000         Albany IDA (MARA Mansion Rehab.)                     6.500            02/01/2023          1,586,965
-----------------------------------------------------------------------------------------------------------------------------
       1,285,000         Albany IDA (Sage Colleges)                           5.250            04/01/2019          1,304,468
-----------------------------------------------------------------------------------------------------------------------------
       1,760,000         Albany IDA (Sage Colleges)                           5.300            04/01/2029          1,776,826
-----------------------------------------------------------------------------------------------------------------------------
       1,770,000         Albany Parking Authority                             0.000 1          11/01/2017            939,888
-----------------------------------------------------------------------------------------------------------------------------
       2,510,000         Albany Parking Authority                             5.625            07/15/2020          2,665,218
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Albany Parking Authority                             5.625            07/15/2025          2,109,740
-----------------------------------------------------------------------------------------------------------------------------
       5,700,000         Allegany County IDA (Houghton College)               5.250            01/15/2024          5,802,030
-----------------------------------------------------------------------------------------------------------------------------
         920,000         Amherst IDA (Asbury Pointe)                          5.800            02/01/2015            920,055
-----------------------------------------------------------------------------------------------------------------------------
          10,000         Amherst IDA (Asbury Pointe)                          6.000            02/01/2023              9,900
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Amherst IDA (Asbury Pointe)                          6.000            02/01/2029          3,013,470
-----------------------------------------------------------------------------------------------------------------------------
       2,880,000         Amherst IDA (Daemen College)                         6.000            10/01/2021          3,039,725
-----------------------------------------------------------------------------------------------------------------------------
      10,055,000         Amherst IDA (Daemen College)                         6.125            10/01/2031         10,515,318
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Amherst IDA (UBF Faculty-Student Hsg. Corp.)         5.250            08/01/2031             26,512
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Appleridge Retirement Community                      5.750            09/01/2041          3,266,250
-----------------------------------------------------------------------------------------------------------------------------
         800,000         Babylon IDA (WWH Ambulance)                          7.375            09/15/2008            811,904
-----------------------------------------------------------------------------------------------------------------------------
         720,000         Battery Park City Authority                         10.000            06/01/2023            758,275
-----------------------------------------------------------------------------------------------------------------------------
         265,000         Bethany Retirement Home                              7.450            02/01/2024            271,318
-----------------------------------------------------------------------------------------------------------------------------
         810,000         Bethlehem Water System                               5.250            03/01/2018            859,378
-----------------------------------------------------------------------------------------------------------------------------
         855,000         Bethlehem Water System                               5.375            03/01/2019            916,748
-----------------------------------------------------------------------------------------------------------------------------
         905,000         Bethlehem Water System                               5.375            03/01/2020            968,296
-----------------------------------------------------------------------------------------------------------------------------
         955,000         Bethlehem Water System                               5.500            03/01/2021          1,030,655
-----------------------------------------------------------------------------------------------------------------------------
         505,000         Bethlehem Water System                               5.500            03/01/2022            544,233
-----------------------------------------------------------------------------------------------------------------------------
       1,065,000         Blauvelt Volunteer Fire Company                      6.250            10/15/2017          1,050,250
-----------------------------------------------------------------------------------------------------------------------------
         900,000         Bleeker Terrace HDC                                  8.750            07/01/2007            903,042
-----------------------------------------------------------------------------------------------------------------------------
         580,000         Brookhaven IDA (Brookhaven Memorial Hospital)        8.250            11/15/2030            628,302
-----------------------------------------------------------------------------------------------------------------------------
       6,645,000         Brookhaven IDA (Dowling College)                     6.750            03/01/2023          6,644,867
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         Brookhaven IDA (St. Joseph's College)                6.000            12/01/2020          1,302,663
-----------------------------------------------------------------------------------------------------------------------------
       2,425,000         Brookhaven IDA (Stony Brook Foundation)              6.500            11/01/2020          2,541,424
-----------------------------------------------------------------------------------------------------------------------------
       3,030,000         Broome County IDA (University Plaza)                 5.000            08/01/2036          3,044,605
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Broome County IDA (University Plaza)                 5.100            08/01/2030          1,007,980
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         Broome County IDA (University Plaza)                 5.100            08/01/2036          1,258,213
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Broome County IDA (University Plaza)                 5.200            08/01/2030          3,028,950
-----------------------------------------------------------------------------------------------------------------------------
       4,450,000         Broome County IDA (University Plaza)                 5.200            08/01/2036          4,485,689
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Canton Human Services Initiatives                    5.700            09/01/2024          1,060,320
-----------------------------------------------------------------------------------------------------------------------------
       1,025,000         Canton Human Services Initiatives                    5.750            09/01/2032          1,086,264
-----------------------------------------------------------------------------------------------------------------------------
         600,000         Capital District Youth Center                        6.000            02/01/2017            628,368
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Carnegie Redevelopment Corp. 2                       7.000            09/01/2021            501,040


1            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        570,000         Cattaraugus County IDA (Jamestown Community
                         College)                                             6.400%           07/01/2019   $        620,023
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Cattaraugus County IDA (Jamestown Community          6.500            07/01/2030          1,074,950
                         College)
-----------------------------------------------------------------------------------------------------------------------------
       4,295,000         Cattaraugus County IDA (Olean General Hospital)      5.250            08/01/2023          4,420,328
-----------------------------------------------------------------------------------------------------------------------------
       1,465,000         Cattaraugus County IDA (St. Bonaventure
                         University)                                          5.450            09/15/2019          1,516,348
-----------------------------------------------------------------------------------------------------------------------------
       2,900,000         Chautauqua County IDA (Jamestown Community
                         College)                                             5.250            08/01/2028          2,988,769
-----------------------------------------------------------------------------------------------------------------------------
         825,000         Chautauqua County IDA (Jamestown Devel. Corp.)       7.125            11/01/2008            854,337
-----------------------------------------------------------------------------------------------------------------------------
       3,395,000         Chautauqua County IDA (Jamestown Devel. Corp.)       7.125            11/01/2018          3,524,383
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Chautauqua County IDA (Woman's Christian
                         Association of Jamestown)                            6.400            11/15/2029          2,000,880
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2029          2,516,375
-----------------------------------------------------------------------------------------------------------------------------
         915,000         Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2029            920,993
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2034          1,002,660
-----------------------------------------------------------------------------------------------------------------------------
       1,455,000         Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2034          1,458,870
-----------------------------------------------------------------------------------------------------------------------------
       1,290,000         Chemung County IDA (Hathorn Redevel. Company)        4.850            07/01/2023          1,298,037
-----------------------------------------------------------------------------------------------------------------------------
       1,515,000         Chemung County IDA (Hathorn Redevel. Company)        5.000            07/01/2033          1,529,983
-----------------------------------------------------------------------------------------------------------------------------
       6,880,000         Chemung County IDA (St. Joseph's Hospital)           6.000            01/01/2013          6,472,910
-----------------------------------------------------------------------------------------------------------------------------
       7,060,000         Chemung County IDA (St. Joseph's Hospital)           6.350            01/01/2013          6,788,119
-----------------------------------------------------------------------------------------------------------------------------
       4,910,000         Chemung County IDA (St. Joseph's Hospital)           6.500            01/01/2019          4,592,127
-----------------------------------------------------------------------------------------------------------------------------
       1,960,000         Clifton Springs Hospital & Clinic                    7.650            01/01/2012          1,977,366
-----------------------------------------------------------------------------------------------------------------------------
       3,065,000         Clifton Springs Hospital & Clinic                    8.000            01/01/2020          3,083,819
-----------------------------------------------------------------------------------------------------------------------------
          35,000         Cohoes GO                                            6.200            03/15/2012             36,696
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Cohoes GO                                            6.200            03/15/2013             26,126
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Cohoes GO                                            6.250            03/15/2014             26,055
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Cohoes GO                                            6.250            03/15/2015             26,017
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Cohoes GO                                            6.250            03/15/2016             25,984
-----------------------------------------------------------------------------------------------------------------------------
       1,855,000         Columbia County IDA (Berkshire Farms)                7.500            12/15/2014          1,908,962
-----------------------------------------------------------------------------------------------------------------------------
       3,300,000         Corinth IDA (International Paper Company)            5.750            02/01/2022          3,442,263
-----------------------------------------------------------------------------------------------------------------------------
       5,370,000         Cortland County IDA (Cortland Memorial
                         Hospital)                                            5.250            07/01/2032          5,567,777
-----------------------------------------------------------------------------------------------------------------------------
         155,000         Dutchess County IDA (Astor Learning Center
                         Civic Facility)                                      5.150            11/01/2024            160,555
-----------------------------------------------------------------------------------------------------------------------------
         120,000         Dutchess County IDA (Bard College)                   5.750            08/01/2030            128,251
-----------------------------------------------------------------------------------------------------------------------------
       3,500,000         Dutchess County IDA (Bard College)                   7.000            11/01/2017          3,546,690
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Dutchess County IDA (St. Francis Hospital)           7.500            03/01/2029          1,032,860
-----------------------------------------------------------------------------------------------------------------------------
       2,410,000         Dutchess County IDA (Vassar Brothers Hospital)       6.500            04/01/2020          2,600,872
-----------------------------------------------------------------------------------------------------------------------------
       5,615,000         Dutchess County IDA (Vassar Brothers Hospital)       6.500            04/01/2030          6,033,879
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Dutchess County IDA (Vassar College)                 5.350            09/01/2040             26,183
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Dutchess County Water & Wastewater Authority         0.000 1          06/01/2027            338,640
-----------------------------------------------------------------------------------------------------------------------------
       3,350,000         East Rochester Hsg. Authority (Episcopal
                         Senior Hsg.)                                         7.750            10/01/2032          3,331,140
-----------------------------------------------------------------------------------------------------------------------------
       1,355,000         East Rochester Hsg. Authority (Gates Senior
                         Hsg.)                                                6.125            04/20/2043          1,483,766
-----------------------------------------------------------------------------------------------------------------------------
       1,400,000         East Rochester Hsg. Authority (Genesee Valley
                         Nursing Home)                                        5.200            12/20/2024          1,469,146
-----------------------------------------------------------------------------------------------------------------------------
       2,620,000         East Rochester Hsg. Authority (Jefferson Park
                         Apartments)                                          6.750            03/01/2030          2,491,672


2            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      2,000,000         East Rochester Hsg. Authority (Linden Knoll)         5.350%           02/01/2038   $      2,013,460
-----------------------------------------------------------------------------------------------------------------------------
       4,095,000         East Rochester Hsg. Authority (St. John's            5.950            08/01/2027          4,273,092
                         Meadows)
-----------------------------------------------------------------------------------------------------------------------------
         525,000         Erie County IDA (Air Cargo)                          8.250            10/01/2007            525,788
-----------------------------------------------------------------------------------------------------------------------------
       2,380,000         Erie County IDA (Air Cargo)                          8.500            10/01/2015          2,384,094
-----------------------------------------------------------------------------------------------------------------------------
       1,760,000         Erie County IDA (DePaul Properties)                  5.750            09/01/2028          1,367,555
-----------------------------------------------------------------------------------------------------------------------------
       3,055,000         Erie County IDA (DePaul Properties)                  6.500            09/01/2018          2,841,730
-----------------------------------------------------------------------------------------------------------------------------
      11,310,000         Erie County IDA (Medaille College)                   7.625            04/01/2035         11,610,507
-----------------------------------------------------------------------------------------------------------------------------
       3,515,000         Erie County IDA (Medaille College)                   8.250            11/01/2026          3,661,259
-----------------------------------------------------------------------------------------------------------------------------
       2,340,000         Erie County IDA (Mercy Hospital)                     6.250            06/01/2010          2,216,308
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Erie County IDA (The Episcopal Church Home)          5.875            02/01/2018             25,443
-----------------------------------------------------------------------------------------------------------------------------
       9,600,000         Erie County IDA (The Episcopal Church Home)          6.000            02/01/2028          9,773,568
-----------------------------------------------------------------------------------------------------------------------------
         620,000         Erie County Tobacco Asset Securitization Corp.       6.125            07/15/2030            636,498
-----------------------------------------------------------------------------------------------------------------------------
      10,900,000         Erie County Tobacco Asset Securitization Corp.       6.250            07/15/2040         11,261,335
-----------------------------------------------------------------------------------------------------------------------------
          90,000         Erie County Tobacco Asset Securitization Corp.       6.500            07/15/2032             94,162
-----------------------------------------------------------------------------------------------------------------------------
      10,120,000         Erie County Tobacco Asset Securitization Corp.
                         RITES 2                                              9.197 3          07/15/2040         10,790,956
-----------------------------------------------------------------------------------------------------------------------------
      22,440,000         Erie County Tobacco Asset Securitization Corp.
                         RITES 2                                             10.197 3          07/15/2040         25,072,885
-----------------------------------------------------------------------------------------------------------------------------
       4,440,000         Essex County IDA (International Paper Company)       5.200            03/01/2028          4,352,443
-----------------------------------------------------------------------------------------------------------------------------
       1,850,000         Essex County IDA (International Paper Company)       5.500            08/15/2022          1,882,967
-----------------------------------------------------------------------------------------------------------------------------
       1,625,000         Essex County IDA (International Paper Company)       5.500            10/01/2026          1,644,906
-----------------------------------------------------------------------------------------------------------------------------
         310,000         Essex County IDA (International Paper Company)       5.800            12/01/2019            318,615
-----------------------------------------------------------------------------------------------------------------------------
       2,300,000         Essex County IDA (International Paper Company)       6.450            11/15/2023          2,473,972
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         Essex County IDA (Moses Ludington Nursing Home)      6.375            02/01/2050          5,515,950
-----------------------------------------------------------------------------------------------------------------------------
         170,000         Essex County IDA (Moses Ludington Nursing Home)      9.000            02/01/2008            171,032
-----------------------------------------------------------------------------------------------------------------------------
       5,680,000         Franklin County IDA (Adirondack Medical Center)      5.500            12/01/2029          6,001,942
-----------------------------------------------------------------------------------------------------------------------------
         430,000         Glen Cove IDA (SLCD)                                 6.875            07/01/2008            431,505
-----------------------------------------------------------------------------------------------------------------------------
       3,775,000         Glen Cove IDA (SLCD)                                 7.375            07/01/2023          3,889,647
-----------------------------------------------------------------------------------------------------------------------------
       1,355,000         Green Island Power Authority                         5.125            12/15/2024          1,360,867
-----------------------------------------------------------------------------------------------------------------------------
       2,795,000         Green Island Power Authority                         6.000            12/15/2020          2,934,331
-----------------------------------------------------------------------------------------------------------------------------
       1,695,000         Green Island Power Authority                         6.000            12/15/2025          1,759,885
-----------------------------------------------------------------------------------------------------------------------------
         840,000         Hempstead GO                                         5.000            07/01/2020            843,024
-----------------------------------------------------------------------------------------------------------------------------
       1,025,000         Hempstead GO                                         5.000            07/01/2021          1,024,354
-----------------------------------------------------------------------------------------------------------------------------
       1,270,000         Hempstead GO                                         5.000            07/01/2022          1,266,990
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Hempstead IDA (Adelphi University)                   5.500            06/01/2032          2,655,475
-----------------------------------------------------------------------------------------------------------------------------
       3,735,000         Hempstead IDA (Bristal Gardens)                      7.500            05/01/2046          3,745,645
-----------------------------------------------------------------------------------------------------------------------------
       5,175,000         Hempstead IDA (Bristal Gardens)                      7.500            05/01/2046          5,189,749
-----------------------------------------------------------------------------------------------------------------------------
       5,175,000         Hempstead IDA (Bristal Gardens)                      7.500            05/01/2046          5,189,749
-----------------------------------------------------------------------------------------------------------------------------
       7,250,000         Hempstead IDA (Bristal Gardens)                      7.500            05/01/2046          7,270,663
-----------------------------------------------------------------------------------------------------------------------------
         345,000         Hempstead IDA (Dentaco Corp.)                        7.250            11/01/2012            352,380
-----------------------------------------------------------------------------------------------------------------------------
       1,270,000         Hempstead IDA (Dentaco Corp.)                        8.250            11/01/2025          1,318,793
-----------------------------------------------------------------------------------------------------------------------------
       4,140,000         Hempstead IDA (Engel Burman Senior Hsg.)             6.250            11/01/2010          4,119,217
-----------------------------------------------------------------------------------------------------------------------------
      18,825,000         Hempstead IDA (Engel Burman Senior Hsg.)             6.750            11/01/2024         18,769,466
-----------------------------------------------------------------------------------------------------------------------------
       2,435,000         Hempstead IDA (Franklin Hospital Medical
                         Center)                                              5.750            11/01/2008          2,402,420
-----------------------------------------------------------------------------------------------------------------------------
       9,375,000         Hempstead IDA (Franklin Hospital Medical
                         Center)                                              6.375            11/01/2018          9,048,750
-----------------------------------------------------------------------------------------------------------------------------
       9,540,000         Hempstead IDA (Franklin Hospital Medical
                         Center)                                              7.750            11/01/2022         10,125,470
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044          2,524,450
-----------------------------------------------------------------------------------------------------------------------------
       5,700,000         Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044          5,700,285
-----------------------------------------------------------------------------------------------------------------------------
       4,770,000         Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044          4,816,651
-----------------------------------------------------------------------------------------------------------------------------
      12,530,000         Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044         12,652,543
-----------------------------------------------------------------------------------------------------------------------------
       6,355,000         Hempstead IDA (South Shore Y JCC)                    6.750            11/01/2024          6,387,855


3            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      8,110,000         Herkimer County IDA (Burrows Paper) 2                8.000%           01/01/2009   $      7,983,403
-----------------------------------------------------------------------------------------------------------------------------
       1,285,000         Herkimer County IDA (College Foundation)             6.400            11/01/2020          1,369,373
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Herkimer County IDA (College Foundation)             6.500            11/01/2030          2,099,160
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Herkimer County IDA (Herkimer County College
                         Foundation)                                          6.250            08/01/2034          1,046,990
-----------------------------------------------------------------------------------------------------------------------------
         280,000         Herkimer Hsg. Authority                              7.150            03/01/2011            281,789
-----------------------------------------------------------------------------------------------------------------------------
         990,000         Hudson IDA (Have, Inc.)                              8.125            12/01/2017            991,960
-----------------------------------------------------------------------------------------------------------------------------
       1,255,000         Hudson IDA (Hudson Fabrics)                          6.750            11/01/2024          1,262,078
-----------------------------------------------------------------------------------------------------------------------------
         145,000         Huntington Hsg. Authority (GJSR)                     5.875            05/01/2019            141,004
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Huntington Hsg. Authority (GJSR)                     6.000            05/01/2029            958,230
-----------------------------------------------------------------------------------------------------------------------------
       8,500,000         Huntington Hsg. Authority (GJSR)                     6.000            05/01/2039          7,996,715
-----------------------------------------------------------------------------------------------------------------------------
         845,000         Islip IDA (Leeway School)                            9.000            08/01/2021            850,611
-----------------------------------------------------------------------------------------------------------------------------
      19,065,000         Islip IDA (Southside Hospital Civic Facilities)      7.750            12/01/2022         19,971,159
-----------------------------------------------------------------------------------------------------------------------------
       1,315,000         Islip Res Rec, Series E                              5.750            07/01/2021          1,446,342
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Islip Res Rec, Series E                              5.750            07/01/2023          1,096,690
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Kenmore Hsg. Authority (SUNY at Buffalo)             5.500            08/01/2024          3,169,470
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         L.I.  Power Authority                                5.750            12/01/2024          3,233,490
-----------------------------------------------------------------------------------------------------------------------------
       7,905,000         L.I.  Power Authority RITES 2                       11.696 3          12/01/2022          9,616,749
-----------------------------------------------------------------------------------------------------------------------------
      21,000,000         L.I.  Power Authority RITES 2                       11.697 3          12/01/2022         25,547,340
-----------------------------------------------------------------------------------------------------------------------------
       3,750,000         L.I.  Power Authority RITES 2                       12.161 3          12/01/2026          4,598,775
-----------------------------------------------------------------------------------------------------------------------------
       2,915,000         L.I.  Power Authority RITES 2                       12.242 3          09/01/2028          3,525,984
-----------------------------------------------------------------------------------------------------------------------------
      24,130,000         L.I.  Power Authority, Series A                      5.125            09/01/2029         24,725,046
-----------------------------------------------------------------------------------------------------------------------------
      44,530,000         L.I.  Power Authority, Series A                      5.375            09/01/2025         46,595,747
-----------------------------------------------------------------------------------------------------------------------------
      86,300,000         L.I.  Power Authority, Series L                      5.375            05/01/2033         89,726,973
-----------------------------------------------------------------------------------------------------------------------------
         100,000         Lowville GO                                          7.200            09/15/2012            120,265
-----------------------------------------------------------------------------------------------------------------------------
         100,000         Lowville GO                                          7.200            09/15/2013            121,196
-----------------------------------------------------------------------------------------------------------------------------
         100,000         Lowville GO                                          7.200            09/15/2014            122,806
-----------------------------------------------------------------------------------------------------------------------------
       3,830,000         Lyons Community Health Initiatives Corp.             5.550            09/01/2024          3,966,157
-----------------------------------------------------------------------------------------------------------------------------
       4,410,000         Macleay Hsg. Corp. (Larchmont Woods)                 8.500            01/01/2031          4,458,775
-----------------------------------------------------------------------------------------------------------------------------
       1,290,000         Madison County IDA (Oneida Healthcare Center)        5.300            02/01/2021          1,351,830
-----------------------------------------------------------------------------------------------------------------------------
       5,500,000         Madison County IDA (Oneida Healthcare Center)        5.350            02/01/2031          5,733,255
-----------------------------------------------------------------------------------------------------------------------------
          60,000         Middleton IDA (Flanagan Design & Display)            7.000            11/01/2006             61,088
-----------------------------------------------------------------------------------------------------------------------------
         690,000         Middleton IDA (Flanagan Design & Display)            7.500            11/01/2018            719,918
-----------------------------------------------------------------------------------------------------------------------------
       3,955,000         Middletown IDA (Southwinds Retirement Home)          6.375            03/01/2018          3,677,003
-----------------------------------------------------------------------------------------------------------------------------
         375,000         Middletown IDA (YMCA)                                6.250            11/01/2009            358,496
-----------------------------------------------------------------------------------------------------------------------------
       1,255,000         Middletown IDA (YMCA)                                7.000            11/01/2019          1,140,142
-----------------------------------------------------------------------------------------------------------------------------
         270,000         Monroe County COP                                    8.050            01/01/2011            282,542
-----------------------------------------------------------------------------------------------------------------------------
         780,000         Monroe County IDA (Canal Ponds)                      7.000            06/15/2013            786,427
-----------------------------------------------------------------------------------------------------------------------------
          50,000         Monroe County IDA (Cloverwood Senior Living)         6.750            05/01/2023             43,602
-----------------------------------------------------------------------------------------------------------------------------
       1,351,685         Monroe County IDA (Cottrone Devel.)                  9.500            12/01/2010          1,369,325
-----------------------------------------------------------------------------------------------------------------------------
         950,000         Monroe County IDA (Dayton Rogers Manufacturing)      6.100            12/01/2009            913,178
-----------------------------------------------------------------------------------------------------------------------------
       2,495,000         Monroe County IDA (DePaul Community Facilities)      5.875            02/01/2028          2,066,983
-----------------------------------------------------------------------------------------------------------------------------
       5,545,000         Monroe County IDA (DePaul Community Facilities)      5.950            08/01/2028          4,879,655
-----------------------------------------------------------------------------------------------------------------------------
         880,000         Monroe County IDA (DePaul Community Facilities)      6.450            02/01/2014            899,448
-----------------------------------------------------------------------------------------------------------------------------
       1,285,000         Monroe County IDA (DePaul Community Facilities)      6.500            02/01/2024          1,307,796
-----------------------------------------------------------------------------------------------------------------------------
       4,485,000         Monroe County IDA (DePaul Properties)                6.150            09/01/2021          4,066,191
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Monroe County IDA (Jewish Home of Rochester
                         Senior Hsg.)                                         6.875            04/01/2017          1,031,780
-----------------------------------------------------------------------------------------------------------------------------
       5,005,000         Monroe County IDA (Jewish Home of Rochester
                         Senior Hsg.)                                         6.875            04/01/2027          5,146,191


4            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        190,000         Monroe County IDA (Machine Tool Research)            7.750%           12/01/2006   $        188,702
-----------------------------------------------------------------------------------------------------------------------------
         600,000         Monroe County IDA (Machine Tool Research)            8.000            12/01/2011            588,960
-----------------------------------------------------------------------------------------------------------------------------
         300,000         Monroe County IDA (Machine Tool Research)            8.500            12/01/2013            292,488
-----------------------------------------------------------------------------------------------------------------------------
         820,000         Monroe County IDA (Melles Griot)                     9.500            12/01/2009            823,838
-----------------------------------------------------------------------------------------------------------------------------
         875,000         Monroe County IDA (Morrell/Morrell)                  7.000            12/01/2007            875,158
-----------------------------------------------------------------------------------------------------------------------------
       4,330,000         Monroe County IDA (Piano Works)                      7.625            11/01/2016          4,447,083
-----------------------------------------------------------------------------------------------------------------------------
       2,890,000         Monroe County IDA (Rochester Institute of
                         Technology)                                          5.375            04/01/2029          2,797,318
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Monroe County IDA (Southview Towers)                 6.125            02/01/2020          1,089,010
-----------------------------------------------------------------------------------------------------------------------------
       1,465,000         Monroe County IDA (St. John Fisher College)          5.200            06/01/2019          1,542,835
-----------------------------------------------------------------------------------------------------------------------------
       2,190,000         Monroe County IDA (St. John Fisher College)          5.250            06/01/2026          2,294,222
-----------------------------------------------------------------------------------------------------------------------------
       3,075,000         Monroe County IDA (St. John Fisher College)          5.375            06/01/2024          3,215,774
-----------------------------------------------------------------------------------------------------------------------------
         970,000         Monroe County IDA (Volunteers of America)            5.700            08/01/2018            977,440
-----------------------------------------------------------------------------------------------------------------------------
       2,720,000         Monroe County IDA (Volunteers of America)            5.750            08/01/2028          2,630,974
-----------------------------------------------------------------------------------------------------------------------------
         345,000         Monroe County IDA (West End Business)                8.000            12/01/2014            350,751
-----------------------------------------------------------------------------------------------------------------------------
         170,000         Monroe County IDA (West End Business)                8.000            12/01/2014            172,834
-----------------------------------------------------------------------------------------------------------------------------
         515,000         Monroe County IDA (West End Business)                8.000            12/01/2014            525,496
-----------------------------------------------------------------------------------------------------------------------------
       1,375,000         Monroe County IDA (West End Business)                8.000            12/01/2014          1,403,023
-----------------------------------------------------------------------------------------------------------------------------
      12,000,000         Monroe County IDA (Woodlawn Village)                 8.550            11/15/2032         13,013,760
-----------------------------------------------------------------------------------------------------------------------------
      16,285,000         Monroe County Tobacco Asset Securitization
                         Corp.                                                6.375            06/01/2035         16,964,085
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Monroe County Tobacco Asset Securitization
                         Corp. Fixed Receipts                                 6.600            06/01/2042          3,155,820
-----------------------------------------------------------------------------------------------------------------------------
      15,000,000         Monroe County Tobacco Asset Securitization
                         Corp. RITES 2                                        9.447 3          06/01/2035         16,251,000
-----------------------------------------------------------------------------------------------------------------------------
       6,870,000         Monroe County Tobacco Asset Securitization
                         Corp. RITES 2                                       10.062 3          06/01/2042          7,583,587
-----------------------------------------------------------------------------------------------------------------------------
       9,000,000         Monroe County Tobacco Asset Securitization
                         Corp. RITES 2                                       13.614 3          06/01/2042         10,402,290
-----------------------------------------------------------------------------------------------------------------------------
       2,160,000         Monroe Newpower Corp.                                5.500            01/01/2034          2,222,208
-----------------------------------------------------------------------------------------------------------------------------
         580,000         Monroe Newpower Corp.                                5.625            01/01/2026            607,654
-----------------------------------------------------------------------------------------------------------------------------
       5,860,000         Montgomery County IDA (ASMF) 2,4,5                   7.250            01/15/2019            577,210
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Mount Vernon IDA (Kings Court)                       5.200            12/01/2033            492,415
-----------------------------------------------------------------------------------------------------------------------------
       3,275,000         Mount Vernon IDA (Macedonia Towers)                  5.200            12/01/2033          3,225,318
-----------------------------------------------------------------------------------------------------------------------------
       2,295,000         Mount Vernon IDA (Meadowview)                        6.150            06/01/2019          2,313,475
-----------------------------------------------------------------------------------------------------------------------------
       2,600,000         Mount Vernon IDA (Meadowview)                        6.200            06/01/2029          2,613,468
-----------------------------------------------------------------------------------------------------------------------------
      14,200,000         MTA RITES 2                                         11.161 3          11/15/2025         16,049,692
-----------------------------------------------------------------------------------------------------------------------------
       1,910,000         MTA RITES 2                                         11.161 3          11/15/2028          2,161,280
-----------------------------------------------------------------------------------------------------------------------------
      10,000,000         MTA RITES 2                                         11.161 3          11/15/2030         11,211,400
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         MTA RITES 2                                         11.161 3          11/15/2030          5,605,700
-----------------------------------------------------------------------------------------------------------------------------
       2,890,000         MTA RITES 2                                         11.161 3          11/15/2030          3,240,095
-----------------------------------------------------------------------------------------------------------------------------
       7,500,000         MTA RITES 2                                         11.161 3          11/15/2031          8,369,550
-----------------------------------------------------------------------------------------------------------------------------
       2,125,000         MTA RITES 2                                         11.161 3          11/15/2032          2,365,848
-----------------------------------------------------------------------------------------------------------------------------
       2,220,000         MTA Service Contract RITES 2                        11.661 3          01/01/2024          2,540,035
-----------------------------------------------------------------------------------------------------------------------------
      20,045,000         MTA Service Contract, Series A                       5.125            01/01/2024         20,767,422
-----------------------------------------------------------------------------------------------------------------------------
     136,550,000         MTA Service Contract, Series A                       5.125            01/01/2029        140,620,556
-----------------------------------------------------------------------------------------------------------------------------
      20,000,000         MTA Service Contract, Series A                       5.750            07/01/2031         22,195,800
-----------------------------------------------------------------------------------------------------------------------------
      33,275,000         MTA Service Contract, Series B                       5.250            01/01/2031         34,770,379
-----------------------------------------------------------------------------------------------------------------------------
      10,000,000         MTA, Series A                                        4.500            11/15/2034          9,659,700
-----------------------------------------------------------------------------------------------------------------------------
       4,000,000         MTA, Series A                                        4.750            11/15/2030          4,031,360
-----------------------------------------------------------------------------------------------------------------------------
          70,000         MTA, Series A                                        5.000            11/15/2030             72,120


5            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     42,295,000         MTA, Series A                                        5.125%           11/15/2031   $     43,310,503
-----------------------------------------------------------------------------------------------------------------------------
      20,000,000         MTA, Series B                                        5.250            11/15/2032         20,850,600
-----------------------------------------------------------------------------------------------------------------------------
      34,765,000         MTA, Series E                                        5.250            11/15/2031         36,122,921
-----------------------------------------------------------------------------------------------------------------------------
         802,824         Municipal Assistance Corp. for Troy, NY              0.000 1          07/15/2021            380,603
-----------------------------------------------------------------------------------------------------------------------------
       1,218,573         Municipal Assistance Corp. for Troy, NY              0.000 1          01/15/2022            560,007
-----------------------------------------------------------------------------------------------------------------------------
       1,195,000         Nassau County IDA (ALIA-ACDS)                        7.500            06/01/2015          1,304,821
-----------------------------------------------------------------------------------------------------------------------------
       2,975,000         Nassau County IDA (ALIA-ACLD)                        6.250            09/01/2022          3,036,880
-----------------------------------------------------------------------------------------------------------------------------
         250,000         Nassau County IDA (ALIA-ACLD)                        7.125            06/01/2017            268,138
-----------------------------------------------------------------------------------------------------------------------------
         400,000         Nassau County IDA (ALIA-ACLD)                        7.500            06/01/2015            436,760
-----------------------------------------------------------------------------------------------------------------------------
       6,175,000         Nassau County IDA (ALIA-CSMR)                        7.000            11/01/2016          6,639,484
-----------------------------------------------------------------------------------------------------------------------------
       3,705,000         Nassau County IDA (ALIA-CSMR)                        7.125            06/01/2017          3,978,281
-----------------------------------------------------------------------------------------------------------------------------
       1,995,000         Nassau County IDA (ALIA-CSMR)                        7.500            06/01/2015          2,178,341
-----------------------------------------------------------------------------------------------------------------------------
         365,000         Nassau County IDA (ALIA-FREE)                        7.125            06/01/2012            396,200
-----------------------------------------------------------------------------------------------------------------------------
       2,465,000         Nassau County IDA (ALIA-FREE)                        7.500            06/01/2015          2,691,534
-----------------------------------------------------------------------------------------------------------------------------
       4,030,000         Nassau County IDA (ALIA-FREE)                        8.150            06/01/2030          4,324,835
-----------------------------------------------------------------------------------------------------------------------------
       6,550,000         Nassau County IDA (ALIA-FREE)                        8.250            06/01/2032          6,996,186
-----------------------------------------------------------------------------------------------------------------------------
         995,000         Nassau County IDA (ALIA-HH)                          7.125            06/01/2017          1,068,391
-----------------------------------------------------------------------------------------------------------------------------
         765,000         Nassau County IDA (ALIA-HHS)                         7.125            06/01/2017            821,426
-----------------------------------------------------------------------------------------------------------------------------
         260,000         Nassau County IDA (ALIA-LVH)                         7.500            06/01/2015            283,894
-----------------------------------------------------------------------------------------------------------------------------
         600,000         Nassau County IDA (CNGCS)                            7.500            06/01/2030            655,140
-----------------------------------------------------------------------------------------------------------------------------
       2,245,000         Nassau County IDA (CNGCS)                            8.150            06/01/2030          2,443,009
-----------------------------------------------------------------------------------------------------------------------------
       5,240,000         Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047          5,208,141
-----------------------------------------------------------------------------------------------------------------------------
       3,410,000         Nassau County IDA (Engel Burman Senior Hsg.) 6       7.750            05/01/2047          3,389,267
-----------------------------------------------------------------------------------------------------------------------------
       5,875,000         Nassau County IDA (Engel Burman Senior Hsg.) 6       7.750            05/01/2047          6,121,280
-----------------------------------------------------------------------------------------------------------------------------
       6,450,000         Nassau County IDA (Engel Burman Senior Hsg.) 6       7.750            05/01/2047          6,658,593
-----------------------------------------------------------------------------------------------------------------------------
       9,155,000         Nassau County IDA (Engel Burman Senior Hsg.) 6       7.750            05/01/2047          9,392,023
-----------------------------------------------------------------------------------------------------------------------------
       3,910,000         Nassau County IDA (Little Village School)            7.500            12/01/2031          4,136,741
-----------------------------------------------------------------------------------------------------------------------------
       2,290,000         Nassau County IDA (North Shore CFGA)                 6.750            05/01/2024          2,302,137
-----------------------------------------------------------------------------------------------------------------------------
       2,759,599         Nassau County IDA (Sharp International) 2,4,5        7.375            12/01/2007            104,037
-----------------------------------------------------------------------------------------------------------------------------
       1,752,588         Nassau County IDA (Sharp International) 2,4,5        7.375            12/01/2007             66,073
-----------------------------------------------------------------------------------------------------------------------------
       2,527,212         Nassau County IDA (Sharp International) 2,4,5        7.875            12/01/2012             95,276
-----------------------------------------------------------------------------------------------------------------------------
       1,597,663         Nassau County IDA (Sharp International) 2,4,5        7.875            12/01/2012             60,232
-----------------------------------------------------------------------------------------------------------------------------
       2,050,000         Nassau County IDA (United Cerebral Palsy)            6.250            11/01/2014          1,998,422
-----------------------------------------------------------------------------------------------------------------------------
      24,400,000         Nassau County IDA (Westbury Senior Living)           7.900            11/01/2031         24,291,176
-----------------------------------------------------------------------------------------------------------------------------
       4,375,000         Nassau County IFA RITES 2                           11.754 3          11/15/2021          5,120,063
-----------------------------------------------------------------------------------------------------------------------------
      17,730,000         Nassau County Tobacco Settlement Corp. RITES 2       9.497 3          07/15/2033         19,107,798
-----------------------------------------------------------------------------------------------------------------------------
      10,535,000         Nassau County Tobacco Settlement Corp. RITES 2       9.697 3          07/15/2027         11,488,418
-----------------------------------------------------------------------------------------------------------------------------
      17,590,000         Nassau County Tobacco Settlement Corp. RITES 2       9.897 3          07/15/2039         19,210,215
-----------------------------------------------------------------------------------------------------------------------------
       7,155,000         Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045          7,289,514
-----------------------------------------------------------------------------------------------------------------------------
       3,340,000         Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045          3,299,820
-----------------------------------------------------------------------------------------------------------------------------
       4,290,000         Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045          4,238,391
-----------------------------------------------------------------------------------------------------------------------------
       6,195,000         Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045          6,195,000
-----------------------------------------------------------------------------------------------------------------------------
       4,775,000         Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045          4,717,557
-----------------------------------------------------------------------------------------------------------------------------
       4,775,000         Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045          4,763,731
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         New Hartford-Sunset Wood Funding Corp.               5.500            02/01/2029          2,069,180
-----------------------------------------------------------------------------------------------------------------------------
      13,010,000         New Rochelle IDA (College of New Rochelle)           5.250            07/01/2027         13,389,111
-----------------------------------------------------------------------------------------------------------------------------
       6,500,000         New Rochelle IDA (College of New Rochelle)           5.500            07/01/2019          6,815,965
-----------------------------------------------------------------------------------------------------------------------------
       4,950,000         Newark-Wayne Community Hospital                      5.875            01/15/2033          4,961,484
-----------------------------------------------------------------------------------------------------------------------------
       2,515,000         Newark-Wayne Community Hospital                      7.600            09/01/2015          2,484,594


6            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      3,300,000         Niagara County IDA (American Ref-Fuel Company)       5.550%           11/15/2024   $      3,496,185
-----------------------------------------------------------------------------------------------------------------------------
       1,500,000         Niagara County IDA (Niagara University)              5.350            11/01/2023          1,575,690
-----------------------------------------------------------------------------------------------------------------------------
       5,400,000         Niagara County IDA (Niagara University)              5.400            11/01/2031          5,637,492
-----------------------------------------------------------------------------------------------------------------------------
       1,550,000         Niagara County IDA (Sevenson Hotel)                  6.600            05/01/2007          1,551,442
-----------------------------------------------------------------------------------------------------------------------------
       6,500,000         Niagara County IDA (Solid Waste Disposal)            5.625            11/15/2024          6,896,045
-----------------------------------------------------------------------------------------------------------------------------
       1,360,000         Niagara County Tobacco Asset Securitization
                         Corp.                                                6.250            05/15/2034          1,404,118
-----------------------------------------------------------------------------------------------------------------------------
       5,915,000         Niagara County Tobacco Asset Securitization
                         Corp.                                                6.250            05/15/2040          6,106,883
-----------------------------------------------------------------------------------------------------------------------------
       1,700,000         Niagara Falls CSD COP (High School Facility)         5.375            06/15/2028          1,731,501
-----------------------------------------------------------------------------------------------------------------------------
         750,000         Niagara Falls CSD COP (High School Facility)         6.625            06/15/2028            805,718
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Niagara Frontier Transportation Authority
                         (Buffalo Niagara International Airport)              5.625            04/01/2029             26,365
-----------------------------------------------------------------------------------------------------------------------------
         715,000         North Babylon Volunteer Fire Company                 5.750            08/01/2022            770,234
-----------------------------------------------------------------------------------------------------------------------------
       1,555,000         North Country Devel. Authority (Clarkson
                         University)                                          5.500            07/01/2019          1,626,997
-----------------------------------------------------------------------------------------------------------------------------
       3,145,000         North Country Devel. Authority (Clarkson
                         University)                                          5.500            07/01/2029          3,274,480
-----------------------------------------------------------------------------------------------------------------------------
         375,000         North Tonawanda HDC (Bishop Gibbons Associates)      6.800            12/15/2007            386,479
-----------------------------------------------------------------------------------------------------------------------------
       3,295,000         North Tonawanda HDC (Bishop Gibbons Associates)      7.375            12/15/2021          3,602,358
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Nunda GO                                             8.000            05/01/2010             29,367
-----------------------------------------------------------------------------------------------------------------------------
         715,000         NY Counties Tobacco Trust I (TASC)                   6.500            06/01/2035            747,533
-----------------------------------------------------------------------------------------------------------------------------
       3,975,000         NY Counties Tobacco Trust I (TASC) Fixed
                         Receipts 2                                           6.225            06/01/2028          4,125,613
-----------------------------------------------------------------------------------------------------------------------------
      11,915,000         NY Counties Tobacco Trust I (TASC) RITES 2          12.486 3          06/01/2028         13,269,378
-----------------------------------------------------------------------------------------------------------------------------
      29,525,000         NY Counties Tobacco Trust I RITES 2                  9.659 3          06/01/2042         32,591,762
-----------------------------------------------------------------------------------------------------------------------------
       9,105,000         NY Counties Tobacco Trust I RITES 2                  9.697 3          06/01/2035          9,933,464
-----------------------------------------------------------------------------------------------------------------------------
      29,780,000         NY Counties Tobacco Trust II (TASC)                  5.625            06/01/2035         29,394,051
-----------------------------------------------------------------------------------------------------------------------------
      53,615,000         NY Counties Tobacco Trust II (TASC) 2                5.750            06/01/2043         53,486,324
-----------------------------------------------------------------------------------------------------------------------------
         200,000         NY Counties Tobacco Trust III                        6.000            06/01/2043            204,970
-----------------------------------------------------------------------------------------------------------------------------
         200,000         NYC GO                                               0.000 1          05/15/2012            149,636
-----------------------------------------------------------------------------------------------------------------------------
          40,000         NYC GO                                               0.000 1          10/01/2012             29,416
-----------------------------------------------------------------------------------------------------------------------------
       7,000,000         NYC GO                                               5.000            11/01/2028          7,168,420
-----------------------------------------------------------------------------------------------------------------------------
      16,510,000         NYC GO                                               5.000            03/01/2030         16,878,668
-----------------------------------------------------------------------------------------------------------------------------
      12,455,000         NYC GO                                               5.000            12/01/2033         12,708,833
-----------------------------------------------------------------------------------------------------------------------------
      30,550,000         NYC GO                                               5.000            11/01/2034         31,166,805
-----------------------------------------------------------------------------------------------------------------------------
      30,000,000         NYC GO                                               5.000            03/01/2035         30,622,200
-----------------------------------------------------------------------------------------------------------------------------
          60,000         NYC GO                                               5.100            11/01/2019             62,371
-----------------------------------------------------------------------------------------------------------------------------
       4,910,000         NYC GO                                               5.100            08/15/2027          5,082,832
-----------------------------------------------------------------------------------------------------------------------------
       3,710,000         NYC GO                                               5.250            10/15/2021          3,904,070
-----------------------------------------------------------------------------------------------------------------------------
       1,015,000         NYC GO                                               5.250            08/15/2023          1,042,314
-----------------------------------------------------------------------------------------------------------------------------
         515,000         NYC GO                                               5.250            08/01/2024            526,217
-----------------------------------------------------------------------------------------------------------------------------
      33,480,000         NYC GO                                               5.250            06/01/2027         34,887,164
-----------------------------------------------------------------------------------------------------------------------------
       4,415,000         NYC GO                                               5.250            06/01/2028          4,625,110
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC GO                                               5.250            09/15/2033          1,044,940
-----------------------------------------------------------------------------------------------------------------------------
      20,830,000         NYC GO                                               5.375            12/01/2026         21,837,755
-----------------------------------------------------------------------------------------------------------------------------
          20,000         NYC GO                                               5.375            03/01/2027             21,188
-----------------------------------------------------------------------------------------------------------------------------
         500,000         NYC GO                                               5.375            08/01/2027            520,615
-----------------------------------------------------------------------------------------------------------------------------
       1,115,000         NYC GO                                               5.375            03/15/2028          1,168,286
-----------------------------------------------------------------------------------------------------------------------------
      55,790,000         NYC GO                                               5.375            06/01/2032         58,348,529
-----------------------------------------------------------------------------------------------------------------------------
      11,500,000         NYC GO                                               5.500            08/01/2020         12,361,350


7            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     11,860,000         NYC GO                                               5.500%           08/01/2021   $     12,722,696
-----------------------------------------------------------------------------------------------------------------------------
       1,255,000         NYC GO                                               5.500            06/01/2028          1,328,317
-----------------------------------------------------------------------------------------------------------------------------
       6,910,000         NYC GO                                               5.500            12/01/2031          7,247,761
-----------------------------------------------------------------------------------------------------------------------------
       7,075,000         NYC GO                                               5.500            11/15/2037          7,288,594
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYC GO                                               5.625            03/15/2019          5,386,750
-----------------------------------------------------------------------------------------------------------------------------
          20,000         NYC GO                                               5.750            02/01/2020             20,703
-----------------------------------------------------------------------------------------------------------------------------
       1,500,000         NYC GO                                               5.750            03/01/2020          1,647,735
-----------------------------------------------------------------------------------------------------------------------------
           5,000         NYC GO                                               5.950            08/01/2014              5,418
-----------------------------------------------------------------------------------------------------------------------------
       5,390,000         NYC GO                                               6.000            01/15/2021          6,206,962
-----------------------------------------------------------------------------------------------------------------------------
      19,865,000         NYC GO                                               6.000            01/15/2021         22,257,342
-----------------------------------------------------------------------------------------------------------------------------
         335,000         NYC GO                                               6.350            05/15/2014            365,850
-----------------------------------------------------------------------------------------------------------------------------
           5,000         NYC GO                                               7.000            02/01/2010              5,070
-----------------------------------------------------------------------------------------------------------------------------
           5,000         NYC GO                                               7.250            08/15/2024              5,016
-----------------------------------------------------------------------------------------------------------------------------
          15,000         NYC GO                                               7.750            08/15/2028             15,248
-----------------------------------------------------------------------------------------------------------------------------
          40,000         NYC GO                                               5.000            03/15/2029             40,585
-----------------------------------------------------------------------------------------------------------------------------
         100,000         NYC GO DIAMONDS                                      0.000 7          08/01/2025             89,741
-----------------------------------------------------------------------------------------------------------------------------
         837,000         NYC GO RIBS                                          9.520 3          08/12/2010            856,971
-----------------------------------------------------------------------------------------------------------------------------
         837,000         NYC GO RIBS                                          9.520 3          09/01/2011            857,029
-----------------------------------------------------------------------------------------------------------------------------
       1,227,688         NYC HDC (Atlantic Plaza Towers)                      7.034            02/15/2019          1,291,994
-----------------------------------------------------------------------------------------------------------------------------
       1,045,000         NYC HDC (Barclay Avenue)                             6.450            04/01/2017          1,078,722
-----------------------------------------------------------------------------------------------------------------------------
       4,055,000         NYC HDC (Barclay Avenue)                             6.600            04/01/2033          4,170,405
-----------------------------------------------------------------------------------------------------------------------------
         301,324         NYC HDC (Bay Towers)                                 6.500            08/15/2017            317,020
-----------------------------------------------------------------------------------------------------------------------------
       2,255,098         NYC HDC (Boulevard Towers)                           6.500            08/15/2017          2,372,273
-----------------------------------------------------------------------------------------------------------------------------
         382,503         NYC HDC (Bridgeview III)                             6.500            12/15/2017            402,427
-----------------------------------------------------------------------------------------------------------------------------
           1,456         NYC HDC (Cadman Plaza North)                         7.000            12/15/2018              1,531
-----------------------------------------------------------------------------------------------------------------------------
       1,070,588         NYC HDC (Cadman Towers)                              6.500            11/15/2018          1,126,387
-----------------------------------------------------------------------------------------------------------------------------
         152,967         NYC HDC (Candia House)                               6.500            06/15/2018            160,919
-----------------------------------------------------------------------------------------------------------------------------
       2,911,196         NYC HDC (Clinton Towers)                             6.500            07/15/2017          3,062,461
-----------------------------------------------------------------------------------------------------------------------------
         252,876         NYC HDC (Contello III)                               7.000            12/15/2018            266,106
-----------------------------------------------------------------------------------------------------------------------------
       1,190,279         NYC HDC (Cooper Gramercy)                            6.500            08/15/2017          1,252,126
-----------------------------------------------------------------------------------------------------------------------------
         908,172         NYC HDC (Court Plaza)                                6.500            08/15/2017            955,479
-----------------------------------------------------------------------------------------------------------------------------
       1,428,992         NYC HDC (Crown Gardens)                              7.250            01/15/2019          1,504,271
-----------------------------------------------------------------------------------------------------------------------------
       2,965,034         NYC HDC (East Midtown Plaza)                         6.500            11/15/2018          3,119,572
-----------------------------------------------------------------------------------------------------------------------------
          68,780         NYC HDC (Essex Terrace)                              6.500            07/15/2018             72,355
-----------------------------------------------------------------------------------------------------------------------------
         410,674         NYC HDC (Forest Park Crescent)                       6.500            12/15/2017            432,013
-----------------------------------------------------------------------------------------------------------------------------
       1,368,928         NYC HDC (Gouverneur Gardens)                         7.034            02/15/2019          1,440,838
-----------------------------------------------------------------------------------------------------------------------------
         944,306         NYC HDC (Janel Towers)                               6.500            09/15/2017            993,495
-----------------------------------------------------------------------------------------------------------------------------
         330,460         NYC HDC (Kingsbridge Arms)                           6.500            08/15/2017            347,673
-----------------------------------------------------------------------------------------------------------------------------
       1,455,870         NYC HDC (Lincoln-Amsterdam)                          7.250            11/15/2018          1,530,789
-----------------------------------------------------------------------------------------------------------------------------
       2,171,675         NYC HDC (Montefiore Hospital Hsg. Sec. II)           6.500            10/15/2017          2,284,515
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         NYC HDC (Multifamily Hsg.), Series A                 5.500            11/01/2034          3,057,060
-----------------------------------------------------------------------------------------------------------------------------
      10,470,000         NYC HDC (Multifamily Hsg.), Series A                 5.600            11/01/2042         10,754,261
-----------------------------------------------------------------------------------------------------------------------------
         775,000         NYC HDC (Multifamily Hsg.), Series C                 5.700            05/01/2031            795,383
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC HDC (Multifamily Hsg.), Series E                 5.200            11/01/2033          1,004,120
-----------------------------------------------------------------------------------------------------------------------------
      11,000,000         NYC HDC (Multifamily Hsg.), Series E-1               4.950            11/01/2033         11,083,050
-----------------------------------------------------------------------------------------------------------------------------
       2,155,000         NYC HDC (Multifamily Hsg.), Series F                 5.200            11/01/2032          2,166,572
-----------------------------------------------------------------------------------------------------------------------------
       1,345,000         NYC HDC (Multifamily Hsg.), Series H-2               5.200            11/01/2038          1,316,715
-----------------------------------------------------------------------------------------------------------------------------
       3,400,000         NYC HDC (Multifamily Hsg.), Series H-2               5.250            05/01/2046          3,340,772
-----------------------------------------------------------------------------------------------------------------------------
      15,510,000         NYC HDC (Multifamily Hsg.), Series I-2               5.200            11/01/2038         15,231,285
-----------------------------------------------------------------------------------------------------------------------------
         742,840         NYC HDC (New Amsterdam House)                        6.500            08/15/2018            744,615
-----------------------------------------------------------------------------------------------------------------------------
       5,602,975         NYC HDC (Riverside Park Community)                   7.250            11/15/2018          5,901,726


8            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        551,122         NYC HDC (Robert Fulton Terrace)                      6.500%           12/15/2017   $        579,830
-----------------------------------------------------------------------------------------------------------------------------
         204,219         NYC HDC (Rosalie Manning Apartments)                 7.034            11/15/2018            214,910
-----------------------------------------------------------------------------------------------------------------------------
         743,727         NYC HDC (Seaview Towers)                             6.500            01/15/2018            782,386
-----------------------------------------------------------------------------------------------------------------------------
         307,337         NYC HDC (St. Martin Tower)                           6.500            11/15/2018            323,355
-----------------------------------------------------------------------------------------------------------------------------
       1,422,153         NYC HDC (Stevenson Commons)                          6.500            05/15/2018          1,496,076
-----------------------------------------------------------------------------------------------------------------------------
         405,439         NYC HDC (Strycker's Bay Apartments)                  7.034            11/15/2018            407,405
-----------------------------------------------------------------------------------------------------------------------------
       1,415,584         NYC HDC (Tivoli Towers)                              6.500            01/15/2018          1,488,416
-----------------------------------------------------------------------------------------------------------------------------
         192,294         NYC HDC (Town House West)                            6.500            01/15/2018            202,168
-----------------------------------------------------------------------------------------------------------------------------
       1,243,512         NYC HDC (University River View)                      6.500            08/15/2017          1,308,287
-----------------------------------------------------------------------------------------------------------------------------
         340,030         NYC HDC (West Side Manor)                            6.500            11/15/2018            357,705
-----------------------------------------------------------------------------------------------------------------------------
         213,231         NYC HDC (Westview Apartments)                        6.500            10/15/2017            224,338
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC Health & Hospital Corp.                          5.375            02/15/2026          1,032,020
-----------------------------------------------------------------------------------------------------------------------------
       5,875,000         NYC Health & Hospital Corp. RITES 2                 11.231 3          02/15/2020          6,770,820
-----------------------------------------------------------------------------------------------------------------------------
       1,245,000         NYC IDA (A Very Special Place)                       5.750            01/01/2029          1,023,826
-----------------------------------------------------------------------------------------------------------------------------
         400,000         NYC IDA (A-Lite Vertical Products)                   6.750            11/01/2009            395,524
-----------------------------------------------------------------------------------------------------------------------------
       1,330,000         NYC IDA (A-Lite Vertical Products)                   7.500            11/01/2019          1,313,309
-----------------------------------------------------------------------------------------------------------------------------
       3,600,000         NYC IDA (Acme Architectural Products)                6.375            11/01/2019          3,266,388
-----------------------------------------------------------------------------------------------------------------------------
      29,675,000         NYC IDA (Airis JFK I/JFK International Airport)      5.500            07/01/2028         29,831,091
-----------------------------------------------------------------------------------------------------------------------------
      20,745,000         NYC IDA (Airis JFK I/JFK International Airport)      6.000            07/01/2027         21,127,330
-----------------------------------------------------------------------------------------------------------------------------
       1,035,000         NYC IDA (ALA Realty)                                 7.500            12/01/2010          1,061,310
-----------------------------------------------------------------------------------------------------------------------------
       1,450,000         NYC IDA (ALA Realty)                                 8.375            12/01/2015          1,505,680
-----------------------------------------------------------------------------------------------------------------------------
         330,000         NYC IDA (Allied Metal)                               6.375            12/01/2014            328,063
-----------------------------------------------------------------------------------------------------------------------------
         940,000         NYC IDA (Allied Metal)                               7.125            12/01/2027            943,572
-----------------------------------------------------------------------------------------------------------------------------
       3,360,000         NYC IDA (Amboy Properties)                           6.750            06/01/2020          3,360,840
-----------------------------------------------------------------------------------------------------------------------------
       2,595,000         NYC IDA (American Airlines)                          5.400            07/01/2019          1,609,627
-----------------------------------------------------------------------------------------------------------------------------
      29,935,000         NYC IDA (American Airlines)                          5.400            07/01/2020         18,184,914
-----------------------------------------------------------------------------------------------------------------------------
      38,410,000         NYC IDA (American Airlines)                          6.900            08/01/2024         28,888,161
-----------------------------------------------------------------------------------------------------------------------------
     331,800,000         NYC IDA (American Airlines)                          8.500            08/01/2028        269,657,178
-----------------------------------------------------------------------------------------------------------------------------
         705,000         NYC IDA (Atlantic Paste & Glue Company)              6.000            11/01/2007            704,873
-----------------------------------------------------------------------------------------------------------------------------
       4,620,000         NYC IDA (Atlantic Paste & Glue Company)              6.625            11/01/2019          4,666,431
-----------------------------------------------------------------------------------------------------------------------------
       1,160,000         NYC IDA (Atlantic Veal & Lamb)                       8.375            12/01/2016          1,221,700
-----------------------------------------------------------------------------------------------------------------------------
         605,000         NYC IDA (Baco Enterprises)                           7.500            11/01/2011            608,582
-----------------------------------------------------------------------------------------------------------------------------
       1,685,000         NYC IDA (Baco Enterprises)                           8.500            11/01/2021          1,691,555
-----------------------------------------------------------------------------------------------------------------------------
         225,000         NYC IDA (Bark Frameworks)                            6.000            11/01/2007            219,321
-----------------------------------------------------------------------------------------------------------------------------
       1,500,000         NYC IDA (Bark Frameworks)                            6.750            11/01/2019          1,397,370
-----------------------------------------------------------------------------------------------------------------------------
      10,915,000         NYC IDA (Berkeley Carroll School)                    6.100            11/01/2028          9,996,175
-----------------------------------------------------------------------------------------------------------------------------
       5,500,000         NYC IDA (Beth Abraham Health Services)               6.500            02/15/2022          5,721,815
-----------------------------------------------------------------------------------------------------------------------------
       1,035,000         NYC IDA (Beth Abraham Health Services)               6.500            11/15/2027          1,058,163
-----------------------------------------------------------------------------------------------------------------------------
       4,220,000         NYC IDA (Beth Abraham Health Services)               6.500            11/15/2034          4,308,493
-----------------------------------------------------------------------------------------------------------------------------
      31,815,000         NYC IDA (British Airways)                            5.250            12/01/2032         26,608,475
-----------------------------------------------------------------------------------------------------------------------------
      14,890,000         NYC IDA (British Airways)                            7.625            12/01/2032         15,610,974
-----------------------------------------------------------------------------------------------------------------------------
      72,470,000         NYC IDA (Brooklyn Navy Yard Cogeneration
                         Partners)                                            5.650            10/01/2028         70,712,603
-----------------------------------------------------------------------------------------------------------------------------
     139,740,000         NYC IDA (Brooklyn Navy Yard Cogeneration
                         Partners)                                            5.750            10/01/2036        134,554,249
-----------------------------------------------------------------------------------------------------------------------------
       8,550,000         NYC IDA (Brooklyn Navy Yard Cogeneration
                         Partners)                                            6.200            10/01/2022          8,645,760
-----------------------------------------------------------------------------------------------------------------------------
      16,205,000         NYC IDA (Calhoun School)                             6.625            12/01/2034         16,502,200
-----------------------------------------------------------------------------------------------------------------------------
         345,000         NYC IDA (Cellini Furniture Crafters) 2               6.625            11/01/2009            323,607
-----------------------------------------------------------------------------------------------------------------------------
         885,000         NYC IDA (Cellini Furniture Crafters) 2               7.125            11/01/2019            810,315
-----------------------------------------------------------------------------------------------------------------------------
       2,235,000         NYC IDA (Chardan Corp.)                              7.750            11/01/2020          2,199,106


9            |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      2,500,000         NYC IDA (College of Aeronautics)                     5.450%           05/01/2018   $      2,565,500
-----------------------------------------------------------------------------------------------------------------------------
       9,600,000         NYC IDA (College of Aeronautics)                     5.500            05/01/2028          9,648,000
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYC IDA (College of New Rochelle)                    5.750            09/01/2017          2,620,600
-----------------------------------------------------------------------------------------------------------------------------
       2,900,000         NYC IDA (College of New Rochelle)                    5.800            09/01/2026          3,033,226
-----------------------------------------------------------------------------------------------------------------------------
       2,400,000         NYC IDA (Community Hospital of Brooklyn)             6.875            11/01/2010          2,339,496
-----------------------------------------------------------------------------------------------------------------------------
       3,975,000         NYC IDA (Comprehensive Care Management)              6.375            11/01/2028          3,978,061
-----------------------------------------------------------------------------------------------------------------------------
       1,575,000         NYC IDA (Comprehensive Care Management)              6.375            11/01/2028          1,576,150
-----------------------------------------------------------------------------------------------------------------------------
       1,770,000         NYC IDA (Comprehensive Care Management)              7.875            12/01/2016          1,873,209
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         NYC IDA (Comprehensive Care Management)              8.000            12/01/2011          1,277,125
-----------------------------------------------------------------------------------------------------------------------------
       1,900,000         NYC IDA (Continental Airlines)                       7.250            11/01/2008          1,880,050
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         NYC IDA (Continental Airlines)                       8.375            11/01/2016          1,896,700
-----------------------------------------------------------------------------------------------------------------------------
         550,000         NYC IDA (Dioni)                                      6.000            11/01/2007            547,652
-----------------------------------------------------------------------------------------------------------------------------
       3,600,000         NYC IDA (Dioni)                                      6.625            11/01/2019          3,621,924
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC IDA (Eger Harbor House)                          5.875            05/20/2044          1,090,390
-----------------------------------------------------------------------------------------------------------------------------
       5,500,000         NYC IDA (Family Support Systems)                     7.500            11/01/2034          5,518,095
-----------------------------------------------------------------------------------------------------------------------------
       7,315,000         NYC IDA (Friends Seminary School)                    7.125            09/15/2031          7,862,381
-----------------------------------------------------------------------------------------------------------------------------
       3,280,000         NYC IDA (Gabrielli Truck Sales)                      8.125            12/01/2017          3,468,108
-----------------------------------------------------------------------------------------------------------------------------
       2,265,000         NYC IDA (Gateway School of NY)                       6.500            11/01/2019          2,405,928
-----------------------------------------------------------------------------------------------------------------------------
      13,850,000         NYC IDA (General Motors Corp.)                       5.125            12/30/2023         13,129,523
-----------------------------------------------------------------------------------------------------------------------------
       2,175,000         NYC IDA (Good Shepherd Services)                     5.875            06/01/2014          2,211,627
-----------------------------------------------------------------------------------------------------------------------------
         405,000         NYC IDA (Herbert G. Birch Childhood Project)         7.375            02/01/2009            406,916
-----------------------------------------------------------------------------------------------------------------------------
       2,195,000         NYC IDA (Herbert G. Birch Childhood Project)         8.375            02/01/2022          2,282,076
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC IDA (Institute of International Education)       5.250            09/01/2021          1,045,040
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         NYC IDA (Institute of International Education)       5.250            09/01/2031          3,109,710
-----------------------------------------------------------------------------------------------------------------------------
       1,605,000         NYC IDA (Julia Gray)                                 7.500            11/01/2020          1,628,947
-----------------------------------------------------------------------------------------------------------------------------
         870,000         NYC IDA (Just Bagels Manufacturing)                  8.500            11/01/2016            932,466
-----------------------------------------------------------------------------------------------------------------------------
       1,050,000         NYC IDA (Just Bagels Manufacturing)                  8.750            11/01/2026          1,129,622
-----------------------------------------------------------------------------------------------------------------------------
       1,675,000         NYC IDA (Koenig Iron Works)                          8.375            12/01/2025          1,763,189
-----------------------------------------------------------------------------------------------------------------------------
       1,380,000         NYC IDA (L&M Optical Disc)                           7.125            11/01/2010          1,388,211
-----------------------------------------------------------------------------------------------------------------------------
       4,500,000         NYC IDA (Liberty-7 World Trade Center) 2,6           6.750            03/01/2015          4,560,480
-----------------------------------------------------------------------------------------------------------------------------
       3,025,000         NYC IDA (Little Red Schoolhouse)                     6.750            11/01/2018          3,142,703
-----------------------------------------------------------------------------------------------------------------------------
         470,000         NYC IDA (Lucky Polyethylene Manufacturing
                         Company)                                             7.000            11/01/2009            456,469
-----------------------------------------------------------------------------------------------------------------------------
       2,995,000         NYC IDA (Lucky Polyethylene Manufacturing
                         Company)                                             7.800            11/01/2024          2,859,836
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         NYC IDA (Lycee Francais De New York)                 5.375            06/01/2023          2,050,980
-----------------------------------------------------------------------------------------------------------------------------
      23,000,000         NYC IDA (Magen David Yeshivah)                       5.700            06/15/2027         24,385,060
-----------------------------------------------------------------------------------------------------------------------------
         680,000         NYC IDA (Marymount School of NY)                     5.125            09/01/2021            694,892
-----------------------------------------------------------------------------------------------------------------------------
       3,960,000         NYC IDA (Marymount School of NY)                     5.250            09/01/2031          4,072,345
-----------------------------------------------------------------------------------------------------------------------------
      19,335,000         NYC IDA (MediSys Health Network)                     6.250            03/15/2024         17,607,031
-----------------------------------------------------------------------------------------------------------------------------
       1,690,000         NYC IDA (Mesorah Publications)                       6.450            02/01/2011          1,700,444
-----------------------------------------------------------------------------------------------------------------------------
       4,790,000         NYC IDA (Mesorah Publications)                       6.950            02/01/2021          4,703,924
-----------------------------------------------------------------------------------------------------------------------------
       2,275,000         NYC IDA (Morrisons Pastry)                           6.500            11/01/2019          2,244,947
-----------------------------------------------------------------------------------------------------------------------------
      18,850,000         NYC IDA (Northwest Airlines)                         6.000            06/01/2027         13,156,735
-----------------------------------------------------------------------------------------------------------------------------
       4,180,000         NYC IDA (NY Hostel Company)                          7.600            01/01/2017          4,266,359
-----------------------------------------------------------------------------------------------------------------------------
         615,000         NYC IDA (NYC Outward Bound Center)                   7.250            11/01/2010            618,690
-----------------------------------------------------------------------------------------------------------------------------
         420,000         NYC IDA (Paradise Products)                          7.125            11/01/2007            426,884
-----------------------------------------------------------------------------------------------------------------------------
       4,475,000         NYC IDA (Paradise Products)                          8.250            11/01/2022          4,685,101
-----------------------------------------------------------------------------------------------------------------------------
         680,000         NYC IDA (Petrocelli Electric)                        7.250            11/01/2007            695,531
-----------------------------------------------------------------------------------------------------------------------------
         220,000         NYC IDA (Petrocelli Electric)                        7.250            11/01/2008            225,478
-----------------------------------------------------------------------------------------------------------------------------
       3,780,000         NYC IDA (Petrocelli Electric)                        8.000            11/01/2017          3,920,881
-----------------------------------------------------------------------------------------------------------------------------
         940,000         NYC IDA (Petrocelli Electric)                        8.000            11/01/2018            982,178


10           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      6,310,000         NYC IDA (Polytechnic University)                     6.000%           11/01/2020   $      6,268,606
-----------------------------------------------------------------------------------------------------------------------------
      34,000,000         NYC IDA (Polytechnic University)                     6.125            11/01/2030         33,823,880
-----------------------------------------------------------------------------------------------------------------------------
       2,645,000         NYC IDA (Pop Display)                                7.900            12/30/2014          2,670,604
-----------------------------------------------------------------------------------------------------------------------------
       2,240,000         NYC IDA (Precision Gear)                             6.375            11/01/2024          2,232,474
-----------------------------------------------------------------------------------------------------------------------------
       1,910,000         NYC IDA (Precision Gear)                             6.375            11/01/2024          1,881,522
-----------------------------------------------------------------------------------------------------------------------------
         930,000         NYC IDA (Precision Gear)                             7.625            11/01/2024            974,566
-----------------------------------------------------------------------------------------------------------------------------
       4,100,000         NYC IDA (PSCH)                                       6.375            07/01/2033          4,341,695
-----------------------------------------------------------------------------------------------------------------------------
         385,000         NYC IDA (Psycho Therapy)                             9.625            04/01/2010            385,578
-----------------------------------------------------------------------------------------------------------------------------
         815,000         NYC IDA (Puerto Rican Family Foundation)             7.000            10/01/2016            817,388
-----------------------------------------------------------------------------------------------------------------------------
       2,825,000         NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.250            11/01/2014          2,662,760
-----------------------------------------------------------------------------------------------------------------------------
       8,595,000         NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.750            11/01/2028          7,857,635
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         NYC IDA (Sahadi Fine Foods)                          6.250            11/01/2009          1,210,700
-----------------------------------------------------------------------------------------------------------------------------
       4,085,000         NYC IDA (Sahadi Fine Foods)                          6.750            11/01/2019          3,856,199
-----------------------------------------------------------------------------------------------------------------------------
       4,380,000         NYC IDA (Showman Fabricators)                        7.500            11/01/2028          4,328,185
-----------------------------------------------------------------------------------------------------------------------------
       3,485,000         NYC IDA (South Bronx Overall Economic Devel.)        8.625            12/01/2025          3,554,561
-----------------------------------------------------------------------------------------------------------------------------
       4,255,000         NYC IDA (Special Needs Facilities Pooled
                         Program)                                             6.650            07/01/2023          4,190,452
-----------------------------------------------------------------------------------------------------------------------------
         735,000         NYC IDA (Special Needs Facilities Pooled
                         Program)                                             7.125            08/01/2006            748,090
-----------------------------------------------------------------------------------------------------------------------------
       7,010,000         NYC IDA (Special Needs Facilities Pooled
                         Program)                                             7.875            08/01/2025          7,540,307
-----------------------------------------------------------------------------------------------------------------------------
       5,115,000         NYC IDA (St. Bernard's School)                       7.000            12/01/2021          5,365,840
-----------------------------------------------------------------------------------------------------------------------------
       1,550,000         NYC IDA (St. Francis College)                        5.000            10/01/2034          1,569,298
-----------------------------------------------------------------------------------------------------------------------------
          10,000         NYC IDA (Staten Island University Hospital)          6.375            07/01/2031              9,892
-----------------------------------------------------------------------------------------------------------------------------
       4,535,000         NYC IDA (Staten Island University Hospital)          6.375            07/01/2031          4,486,022
-----------------------------------------------------------------------------------------------------------------------------
       1,495,000         NYC IDA (Staten Island University Hospital)          6.450            07/01/2032          1,474,055
-----------------------------------------------------------------------------------------------------------------------------
         585,000         NYC IDA (Streamline Plastics)                        7.750            12/01/2015            590,505
-----------------------------------------------------------------------------------------------------------------------------
       1,275,000         NYC IDA (Streamline Plastics)                        8.125            12/01/2025          1,299,059
-----------------------------------------------------------------------------------------------------------------------------
         707,350         NYC IDA (Summit School)                              8.250            12/01/2024            723,272
-----------------------------------------------------------------------------------------------------------------------------
       1,040,000         NYC IDA (Surprise Plastics)                          7.500            11/01/2013          1,042,829
-----------------------------------------------------------------------------------------------------------------------------
       2,480,000         NYC IDA (Surprise Plastics)                          8.500            11/01/2023          2,409,122
-----------------------------------------------------------------------------------------------------------------------------
       3,885,000         NYC IDA (Terminal One Group Association)             6.000            01/01/2015          3,940,012
-----------------------------------------------------------------------------------------------------------------------------
      25,790,000         NYC IDA (Terminal One Group Association)             6.000            01/01/2019         26,155,186
-----------------------------------------------------------------------------------------------------------------------------
         210,000         NYC IDA (Terminal One Group Association)             6.100            01/01/2009            212,054
-----------------------------------------------------------------------------------------------------------------------------
      10,990,000         NYC IDA (Terminal One Group Association)             6.125            01/01/2024         11,146,717
-----------------------------------------------------------------------------------------------------------------------------
         380,000         NYC IDA (The Bank Street College)                    5.250            12/01/2021            400,661
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC IDA (The Bank Street College)                    5.250            12/01/2030          1,042,690
-----------------------------------------------------------------------------------------------------------------------------
      10,000,000         NYC IDA (The Child School)                           7.550            06/01/2033         10,296,200
-----------------------------------------------------------------------------------------------------------------------------
         420,000         NYC IDA (Therapy & Learning Center)                  7.500            10/01/2011            429,958
-----------------------------------------------------------------------------------------------------------------------------
       3,735,000         NYC IDA (Therapy & Learning Center)                  8.250            10/01/2031          3,878,872
-----------------------------------------------------------------------------------------------------------------------------
         350,000         NYC IDA (THR Products Corp.)                         7.250            11/01/2010            355,870
-----------------------------------------------------------------------------------------------------------------------------
       1,085,000         NYC IDA (THR Products Corp.)                         8.250            11/01/2020          1,126,686
-----------------------------------------------------------------------------------------------------------------------------
       4,325,000         NYC IDA (Touro College)                              6.350            06/01/2029          4,336,851
-----------------------------------------------------------------------------------------------------------------------------
       4,485,000         NYC IDA (Ulano)                                      6.900            11/01/2019          4,248,192
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYC IDA (United Nations School)                      6.350            12/01/2015          1,040,280
-----------------------------------------------------------------------------------------------------------------------------
       1,050,000         NYC IDA (Urban Health Plan)                          6.250            09/15/2009          1,027,740
-----------------------------------------------------------------------------------------------------------------------------
       9,830,000         NYC IDA (Urban Health Plan)                          7.050            09/15/2026          9,254,847
-----------------------------------------------------------------------------------------------------------------------------
       3,640,000         NYC IDA (Urban Resource Institute)                   7.375            11/01/2033          3,766,090
-----------------------------------------------------------------------------------------------------------------------------
          75,000         NYC IDA (Utleys)                                     6.625            11/01/2006             74,300
-----------------------------------------------------------------------------------------------------------------------------
       1,335,000         NYC IDA (Utleys)                                     7.375            11/01/2023          1,288,422
-----------------------------------------------------------------------------------------------------------------------------
         530,000         NYC IDA (Van Blarcom Closures)                       7.125            11/01/2007            528,272
-----------------------------------------------------------------------------------------------------------------------------
       2,965,000         NYC IDA (Van Blarcom Closures)                       8.000            11/01/2017          3,041,556
-----------------------------------------------------------------------------------------------------------------------------
      21,000,000         NYC IDA (Visy Paper)                                 7.800            01/01/2016         21,915,180
-----------------------------------------------------------------------------------------------------------------------------
      62,300,000         NYC IDA (Visy Paper)                                 7.950            01/01/2028         65,008,804
-----------------------------------------------------------------------------------------------------------------------------
       1,930,000         NYC IDA (Vocational Instruction)                     7.750            02/01/2033          2,016,368


11           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        505,000         NYC IDA (W & W Jewelers)                             7.250%           02/01/2011   $        499,036
-----------------------------------------------------------------------------------------------------------------------------
       1,555,000         NYC IDA (W & W Jewelers)                             8.250            02/01/2021          1,561,733
-----------------------------------------------------------------------------------------------------------------------------
       5,930,000         NYC IDA (Weizmann Institute)                         5.900            11/01/2034          6,017,645
-----------------------------------------------------------------------------------------------------------------------------
       2,900,000         NYC IDA (Weizmann Institute)                         5.900            11/01/2034          2,912,093
-----------------------------------------------------------------------------------------------------------------------------
       3,900,000         NYC IDA (Westchester Square Medical Center)          8.000            11/01/2010          3,998,865
-----------------------------------------------------------------------------------------------------------------------------
       6,160,000         NYC IDA (Westchester Square Medical Center)          8.375            11/01/2015          6,383,854
-----------------------------------------------------------------------------------------------------------------------------
       1,660,000         NYC IDA (World Casing Corp.)                         6.700            11/01/2019          1,510,500
-----------------------------------------------------------------------------------------------------------------------------
       9,000,000         NYC IDA Special Facilities (JFK International
                         Airport)                                             8.000            08/01/2012          8,114,670
-----------------------------------------------------------------------------------------------------------------------------
         530,000         NYC Municipal Water Finance Authority                0.000 1          06/15/2019            263,251
-----------------------------------------------------------------------------------------------------------------------------
          40,000         NYC Municipal Water Finance Authority                5.000            06/15/2029             41,015
-----------------------------------------------------------------------------------------------------------------------------
          50,000         NYC Municipal Water Finance Authority                5.000            06/15/2029             51,269
-----------------------------------------------------------------------------------------------------------------------------
      27,500,000         NYC Municipal Water Finance Authority                5.000            06/15/2031         28,352,225
-----------------------------------------------------------------------------------------------------------------------------
       2,450,000         NYC Municipal Water Finance Authority                5.000            06/15/2034          2,507,771
-----------------------------------------------------------------------------------------------------------------------------
       6,565,000         NYC Municipal Water Finance Authority                5.000            06/15/2035          6,732,539
-----------------------------------------------------------------------------------------------------------------------------
      55,000,000         NYC Municipal Water Finance Authority                5.000            06/15/2036         56,434,400
-----------------------------------------------------------------------------------------------------------------------------
      18,000,000         NYC Municipal Water Finance Authority                5.000            06/15/2038         18,381,420
-----------------------------------------------------------------------------------------------------------------------------
      31,165,000         NYC Municipal Water Finance Authority                5.000            06/15/2039         31,857,486
-----------------------------------------------------------------------------------------------------------------------------
         795,000         NYC Municipal Water Finance Authority                5.125            06/15/2031            817,475
-----------------------------------------------------------------------------------------------------------------------------
          25,000         NYC Municipal Water Finance Authority                5.125            06/15/2033             25,757
-----------------------------------------------------------------------------------------------------------------------------
      20,545,000         NYC Municipal Water Finance Authority                5.125            06/15/2034         21,160,528
-----------------------------------------------------------------------------------------------------------------------------
         605,000         NYC Municipal Water Finance Authority                5.250            06/15/2034            632,237
-----------------------------------------------------------------------------------------------------------------------------
         260,000         NYC Municipal Water Finance Authority                5.500            06/15/2033            278,957
-----------------------------------------------------------------------------------------------------------------------------
       2,930,000         NYC Municipal Water Finance Authority RITES 2       11.092 3          06/15/2032          3,163,931
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYC Municipal Water Finance Authority RITES 2       11.161 3          06/15/2029          2,721,250
-----------------------------------------------------------------------------------------------------------------------------
       7,850,000         NYC Municipal Water Finance Authority RITES 2       11.161 3          06/15/2034          8,536,247
-----------------------------------------------------------------------------------------------------------------------------
      14,425,000         NYC Municipal Water Finance Authority RITES 2       11.185 3          06/15/2026         15,858,268
-----------------------------------------------------------------------------------------------------------------------------
       2,805,000         NYC Municipal Water Finance Authority RITES 2       11.243 3          06/15/2027          3,024,800
-----------------------------------------------------------------------------------------------------------------------------
      11,210,000         NYC Municipal Water Finance Authority RITES 2       11.592 3          06/15/2032         12,453,189
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYC Municipal Water Finance Authority RITES 2       11.661 3          06/15/2030          5,625,000
-----------------------------------------------------------------------------------------------------------------------------
       3,555,000         NYC Municipal Water Finance Authority RITES 2       11.696 3          06/15/2021          4,193,905
-----------------------------------------------------------------------------------------------------------------------------
      18,240,000         NYC Municipal Water Finance Authority RITES 2       11.731 3          06/15/2030         20,520,000
-----------------------------------------------------------------------------------------------------------------------------
       4,030,000         NYC Municipal Water Finance Authority RITES 2       11.743 3          06/15/2030          4,533,750
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYC Municipal Water Finance Authority RITES 2       11.743 3          06/15/2030          5,625,000
-----------------------------------------------------------------------------------------------------------------------------
      17,300,000         NYC Municipal Water Finance Authority RITES 2       13.161 3          06/15/2033         22,344,680
-----------------------------------------------------------------------------------------------------------------------------
       3,140,000         NYC Municipal Water Finance Authority RITES 2       13.196 3          06/15/2027          3,963,748
-----------------------------------------------------------------------------------------------------------------------------
       5,165,000         NYC TFA (Future Tax), Series B                       5.000            08/01/2031          5,318,969
-----------------------------------------------------------------------------------------------------------------------------
       9,000,000         NYC TFA (Future Tax), Series E                       5.000            02/01/2033          9,242,910
-----------------------------------------------------------------------------------------------------------------------------
       2,150,000         NYC TFA RITES 2                                     11.197 3          08/15/2027          2,326,171
-----------------------------------------------------------------------------------------------------------------------------
          50,000         NYC Trust for Cultural Resources (Museum of
                         American Folk Art)                                   6.125            07/01/2030             54,020
-----------------------------------------------------------------------------------------------------------------------------
      18,534,003         NYS Certificate of Lease 2                           5.875            01/02/2023         19,173,982
-----------------------------------------------------------------------------------------------------------------------------
       1,690,000         NYS DA (4201 Schools Program)                        6.250            07/01/2020          1,900,861
-----------------------------------------------------------------------------------------------------------------------------
         350,000         NYS DA (Augustana Lutheran Home)                     5.400            02/01/2031            370,745
-----------------------------------------------------------------------------------------------------------------------------
       1,500,000         NYS DA (Augustana Lutheran Home)                     5.500            02/01/2041          1,584,315
-----------------------------------------------------------------------------------------------------------------------------
          35,000         NYS DA (Bethel Springvale Home)                      6.000            02/01/2035             36,493
-----------------------------------------------------------------------------------------------------------------------------
          40,000         NYS DA (Bishop Henry B. Hucles Nursing Home)         6.000            07/01/2024             42,088
-----------------------------------------------------------------------------------------------------------------------------
      14,360,000         NYS DA (Buena Vida Nursing Home)                     5.250            07/01/2028         14,861,020
-----------------------------------------------------------------------------------------------------------------------------
       8,435,000         NYS DA (Center for Nursing)                          5.550            08/01/2037          8,864,932


12           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      2,905,000         NYS DA (Chapel Oaks)                                 5.450%           07/01/2026   $      3,019,196
-----------------------------------------------------------------------------------------------------------------------------
          25,000         NYS DA (City University)                             5.000            07/01/2023             25,895
-----------------------------------------------------------------------------------------------------------------------------
       1,895,000         NYS DA (City University)                             5.250            07/01/2031          2,073,490
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYS DA (Concord Nursing Home)                        6.500            07/01/2029          2,712,600
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         NYS DA (D'Youville College)                          5.250            07/01/2025          1,313,488
-----------------------------------------------------------------------------------------------------------------------------
         525,000         NYS DA (Dept. of Health)                             5.500            07/01/2021            546,667
-----------------------------------------------------------------------------------------------------------------------------
          20,000         NYS DA (Ellis Hospital)                              5.600            08/01/2025             20,569
-----------------------------------------------------------------------------------------------------------------------------
      17,630,000         NYS DA (FHA Insured Mtg.), Series B                  0.000 1          08/15/2040          2,094,620
-----------------------------------------------------------------------------------------------------------------------------
       6,480,000         NYS DA (Frances Schervier Home & Hospital
                         Obligated Group)                                     5.500            07/01/2027          6,869,448
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS DA (Grace Manor Health Care Facility)            6.150            07/01/2018          1,059,560
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         NYS DA (Highland Hospital)                           5.450            08/01/2037          2,130,000
-----------------------------------------------------------------------------------------------------------------------------
     140,615,000         NYS DA (Insured Hospital)                            0.000 1          08/15/2036         26,230,322
-----------------------------------------------------------------------------------------------------------------------------
      38,650,000         NYS DA (Interfaith Medical Center)                   5.400            02/15/2028         40,050,676
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS DA (Jones Memorial Hospital)                     5.375            08/01/2034          1,038,470
-----------------------------------------------------------------------------------------------------------------------------
      13,000,000         NYS DA (Kaleida Health)                              5.050            02/15/2025         13,458,900
-----------------------------------------------------------------------------------------------------------------------------
       3,450,000         NYS DA (L.I.  University)                            5.125            09/01/2023          3,564,023
-----------------------------------------------------------------------------------------------------------------------------
       1,400,000         NYS DA (L.I.  University)                            5.250            09/01/2028          1,458,296
-----------------------------------------------------------------------------------------------------------------------------
         235,000         NYS DA (L.I.  University)                            5.250            09/01/2028            245,836
-----------------------------------------------------------------------------------------------------------------------------
       1,585,000         NYS DA (L.I.  University)                            5.500            09/01/2020          1,696,109
-----------------------------------------------------------------------------------------------------------------------------
          20,000         NYS DA (Lakeside Memorial Hospital)                  6.000            02/01/2021             20,663
-----------------------------------------------------------------------------------------------------------------------------
       9,415,000         NYS DA (Lutheran Social Services of Upstate
                         NY) RITES 2                                          7.665 3          02/01/2038         10,398,020
-----------------------------------------------------------------------------------------------------------------------------
       3,115,000         NYS DA (Menorah Home & Hospital) RITES 2            11.608 3          08/01/2038          3,466,933
-----------------------------------------------------------------------------------------------------------------------------
       5,825,000         NYS DA (Menorah Home) RITES 2                       11.796 3          08/01/2038          6,413,908
-----------------------------------------------------------------------------------------------------------------------------
       3,660,000         NYS DA (Mental Health)                               5.000            02/15/2033          3,732,065
-----------------------------------------------------------------------------------------------------------------------------
       8,500,000         NYS DA (Mental Health)                               5.000            02/15/2035          8,763,500
-----------------------------------------------------------------------------------------------------------------------------
       4,625,000         NYS DA (Mental Health) RITES 2                      11.243 3          02/15/2023          5,279,253
-----------------------------------------------------------------------------------------------------------------------------
       3,770,000         NYS DA (Millard Fillmore Hospital)                   5.375            02/01/2032          3,965,361
-----------------------------------------------------------------------------------------------------------------------------
       4,125,000         NYS DA (Miriam Osborn Memorial Home
                         Association)                                         6.375            07/01/2029          4,500,375
-----------------------------------------------------------------------------------------------------------------------------
       2,430,000         NYS DA (Miriam Osborn Memorial Home
                         Association)                                         6.875            07/01/2019          2,719,073
-----------------------------------------------------------------------------------------------------------------------------
       6,860,000         NYS DA (Miriam Osborn Memorial Home
                         Association)                                         6.875            07/01/2025          7,655,623
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYS DA (Montefiore Medical Center)                   5.000            08/01/2033          5,154,450
-----------------------------------------------------------------------------------------------------------------------------
       2,375,000         NYS DA (Montefiore Medical) RITES 2                 13.196 3          08/01/2038          2,832,520
-----------------------------------------------------------------------------------------------------------------------------
       6,800,000         NYS DA (MSH/NYU Hospital Center/HJDOI
                         Obligated Group)                                     6.000            07/01/2014          6,987,952
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         NYS DA (MSH/NYU Hospital Center/HJDOI
                         Obligated Group)                                     6.500            07/01/2017          3,133,980
-----------------------------------------------------------------------------------------------------------------------------
      27,420,000         NYS DA (MSH/NYU Hospital Center/HJDOI
                         Obligated Group)                                     6.500            07/01/2025         28,505,832
-----------------------------------------------------------------------------------------------------------------------------
      43,630,000         NYS DA (MSH/NYU Hospital Center/HJDOI
                         Obligated Group)                                     6.600            07/01/2026         44,228,604
-----------------------------------------------------------------------------------------------------------------------------
       8,820,000         NYS DA (MSH/NYU Hospital Center/HJDOI
                         Obligated Group)                                     6.625            07/01/2019          9,318,065
-----------------------------------------------------------------------------------------------------------------------------
      15,000,000         NYS DA ( MSH/NYU Hospital Center/HJDOI
                         Obligated Group)                                     6.750            07/01/2020         15,956,100
-----------------------------------------------------------------------------------------------------------------------------
       7,280,000         NYS DA (Mt. Sinai/NYU Health)                        6.000            07/01/2026          7,286,916
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYS DA (Mt. Sinai/NYU Health)                        6.250            07/01/2022          2,503,225


13           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      2,850,000         NYS DA (Municipal Health Facilities) RITES 2        11.243% 3         01/15/2023   $      3,252,534
-----------------------------------------------------------------------------------------------------------------------------
       4,000,000         NYS DA (North Shore Long Island Jewish Group)        5.500            05/01/2033          4,167,080
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS DA (Norwegian Christian Home & Health
                         Center)                                              5.200            08/01/2036          1,039,290
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         NYS DA (Norwegian Christian Home & Health
                         Center)                                              6.100            08/01/2041          2,238,040
-----------------------------------------------------------------------------------------------------------------------------
       6,200,000         NYS DA (Nursing Home) 6                              4.900            02/15/2041          6,200,124
-----------------------------------------------------------------------------------------------------------------------------
       7,600,000         NYS DA (Nursing Home) 6                              4.950            02/15/2045          7,620,824
-----------------------------------------------------------------------------------------------------------------------------
       4,215,000         NYS DA (Nursing Homes)                               5.200            02/01/2032          4,408,553
-----------------------------------------------------------------------------------------------------------------------------
          15,000         NYS DA (NY & Presbyterian Hospital)                  5.000            08/01/2032             15,224
-----------------------------------------------------------------------------------------------------------------------------
       6,940,000         NYS DA (NY Hospital Medical Center)                  5.600            02/15/2039          7,538,297
-----------------------------------------------------------------------------------------------------------------------------
       3,587,733         NYS DA (Our Lady of Mercy Medical Center)
                         Computer Lease 2                                     6.200            08/15/2006          3,551,999
-----------------------------------------------------------------------------------------------------------------------------
      10,335,000         NYS DA (Rochester General Hospital) RITES 2          8.316 3          08/01/2033         10,503,564
-----------------------------------------------------------------------------------------------------------------------------
         580,000         NYS DA (Sarah Neumann Home)                          5.450            08/01/2027            617,758
-----------------------------------------------------------------------------------------------------------------------------
          50,000         NYS DA (School Districts Financing Program),
                         Series B                                             6.000            10/01/2022             56,494
-----------------------------------------------------------------------------------------------------------------------------
          25,000         NYS DA (School Districts Financing Program),
                         Series B                                             6.000            10/01/2029             28,316
-----------------------------------------------------------------------------------------------------------------------------
      20,400,000         NYS DA (SCSMC/SV/CHSLI Obligated Group)              6.000            07/01/2030         21,588,912
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)         5.100            07/01/2034          1,013,170
-----------------------------------------------------------------------------------------------------------------------------
       2,470,000         NYS DA (St. Barnabas Hospital)                       5.450            08/01/2035          2,610,222
-----------------------------------------------------------------------------------------------------------------------------
         905,000         NYS DA (St. Catherine of Siena Medical Center)       6.000            07/01/2030            959,906
-----------------------------------------------------------------------------------------------------------------------------
       1,750,000         NYS DA (St. Clare's Hospital)                        5.300            02/15/2019          1,815,468
-----------------------------------------------------------------------------------------------------------------------------
       2,970,000         NYS DA (St. Clare's Hospital)                        5.400            02/15/2025          3,082,504
-----------------------------------------------------------------------------------------------------------------------------
       2,580,000         NYS DA (St. James Mercy Hospital)                    5.400            02/01/2038          2,676,182
-----------------------------------------------------------------------------------------------------------------------------
       1,500,000         NYS DA (St. Thomas Aquinas College)                  5.250            07/01/2028          1,542,180
-----------------------------------------------------------------------------------------------------------------------------
       3,885,000         NYS DA (St. Vincent DePaul Residence)                5.300            07/01/2018          4,048,325
-----------------------------------------------------------------------------------------------------------------------------
         230,000         NYS DA (St. Vincent's Hospital & Medical
                         Center)                                              7.400            08/01/2030            239,936
-----------------------------------------------------------------------------------------------------------------------------
       1,700,000         NYS DA (Vassar Brothers)                             5.375            07/01/2025          1,803,292
-----------------------------------------------------------------------------------------------------------------------------
       7,030,000         NYS DA (White Plains Hospital)                       5.375            02/15/2043          7,354,505
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYS DA (Willow Towers)                               5.400            02/01/2034          2,656,600
-----------------------------------------------------------------------------------------------------------------------------
      26,070,000         NYS DA (Wyckoff Heights Medical Center)              5.300            08/15/2021         27,009,563
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYS DA RITES 2                                      15.440 3          02/01/2012          7,314,700
-----------------------------------------------------------------------------------------------------------------------------
       4,095,000         NYS EFC (Clean Water & Drinking Revolving
                         Funds)                                               5.400            07/15/2021          4,401,593
-----------------------------------------------------------------------------------------------------------------------------
       1,090,000         NYS EFC (Consolidated Water Company)                 7.150            11/01/2014          1,095,744
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYS EFC (NYC Municipal Water Finance Authority)      5.000            06/15/2034          2,583,675
-----------------------------------------------------------------------------------------------------------------------------
       7,500,000         NYS EFC (NYS Water Services)                         5.950            01/15/2020          8,033,100
-----------------------------------------------------------------------------------------------------------------------------
       2,340,000         NYS EFC (NYS Water Services)                         6.000            01/15/2031          2,486,133
-----------------------------------------------------------------------------------------------------------------------------
          20,000         NYS EFC (NYS Water Services)                         7.500            03/15/2011             20,084
-----------------------------------------------------------------------------------------------------------------------------
      11,895,000         NYS EFC (Occidental Petroleum)                       5.700            09/01/2028         11,909,036
-----------------------------------------------------------------------------------------------------------------------------
      15,300,000         NYS EFC (Occidental Petroleum)                       6.100            11/01/2030         15,718,608
-----------------------------------------------------------------------------------------------------------------------------
       4,700,000         NYS ERDA (Brooklyn Union Gas) RIBS                   8.775 3          07/08/2026          4,745,355
-----------------------------------------------------------------------------------------------------------------------------
       7,000,000         NYS ERDA (Brooklyn Union Gas) RIBS                  10.282 3          04/01/2020          8,431,710
-----------------------------------------------------------------------------------------------------------------------------
      16,300,000         NYS ERDA (Brooklyn Union Gas) RIBS                  11.592 3          07/01/2026         18,371,893
-----------------------------------------------------------------------------------------------------------------------------
         210,000         NYS ERDA (Central Hudson Gas & Electric)             5.450            08/01/2027            225,593
-----------------------------------------------------------------------------------------------------------------------------
          60,000         NYS ERDA (Corning Natural Gas)                       8.250            12/01/2018             62,214
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYS ERDA (LILCO)                                     5.150            03/01/2016          5,057,300
-----------------------------------------------------------------------------------------------------------------------------
      23,000,000         NYS ERDA (LILCO)                                     5.300            11/01/2023         23,684,250


14           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        315,000         NYS ERDA (LILCO)                                     5.300%           10/01/2024   $        324,044
-----------------------------------------------------------------------------------------------------------------------------
       3,485,000         NYS ERDA (NIMO) RITES 2                             11.843 3          11/01/2025          4,132,025
-----------------------------------------------------------------------------------------------------------------------------
       8,250,000         NYS ERDA (NYSEG)                                     6.150            07/01/2026          8,481,660
-----------------------------------------------------------------------------------------------------------------------------
       3,625,000         NYS ERDA (RG&E) Residual Certificates 2             16.030 3          09/01/2033          4,971,905
-----------------------------------------------------------------------------------------------------------------------------
       3,175,000         NYS HFA (Children's Rescue)                          7.625            05/01/2018          3,176,238
-----------------------------------------------------------------------------------------------------------------------------
          20,000         NYS HFA (General Hsg.)                               6.600            11/01/2008             20,624
-----------------------------------------------------------------------------------------------------------------------------
       2,640,000         NYS HFA (HELP-Bronx Hsg.)                            8.050            11/01/2005          2,691,533
-----------------------------------------------------------------------------------------------------------------------------
         340,000         NYS HFA (HELP-Suffolk Hsg.)                          8.100            11/01/2005            345,277
-----------------------------------------------------------------------------------------------------------------------------
         200,000         NYS HFA (Hospital & Nursing Home)                    7.000            11/01/2017            240,410
-----------------------------------------------------------------------------------------------------------------------------
           5,000         NYS HFA (Meadow Manor)                               7.750            11/01/2019              5,003
-----------------------------------------------------------------------------------------------------------------------------
          35,000         NYS HFA (Multifamily Hsg.)                           0.000 1          11/01/2016             18,214
-----------------------------------------------------------------------------------------------------------------------------
         745,000         NYS HFA (Multifamily Hsg.)                           5.250            11/15/2028            754,894
-----------------------------------------------------------------------------------------------------------------------------
       1,340,000         NYS HFA (Multifamily Hsg.)                           5.300            08/15/2024          1,378,753
-----------------------------------------------------------------------------------------------------------------------------
       1,700,000         NYS HFA (Multifamily Hsg.)                           5.300            11/15/2039          1,715,096
-----------------------------------------------------------------------------------------------------------------------------
       1,070,000         NYS HFA (Multifamily Hsg.)                           5.350            08/15/2020          1,122,676
-----------------------------------------------------------------------------------------------------------------------------
       2,860,000         NYS HFA (Multifamily Hsg.)                           5.350            08/15/2031          2,904,845
-----------------------------------------------------------------------------------------------------------------------------
       2,080,000         NYS HFA (Multifamily Hsg.)                           5.375            02/15/2035          2,113,883
-----------------------------------------------------------------------------------------------------------------------------
       3,250,000         NYS HFA (Multifamily Hsg.)                           5.450            08/15/2032          3,331,478
-----------------------------------------------------------------------------------------------------------------------------
       2,075,000         NYS HFA (Multifamily Hsg.)                           5.500            08/15/2030          2,098,634
-----------------------------------------------------------------------------------------------------------------------------
       1,215,000         NYS HFA (Multifamily Hsg.)                           5.550            08/15/2019          1,272,056
-----------------------------------------------------------------------------------------------------------------------------
       1,385,000         NYS HFA (Multifamily Hsg.)                           5.600            08/15/2019          1,451,854
-----------------------------------------------------------------------------------------------------------------------------
       1,240,000         NYS HFA (Multifamily Hsg.)                           5.600            02/15/2026          1,272,116
-----------------------------------------------------------------------------------------------------------------------------
       1,730,000         NYS HFA (Multifamily Hsg.)                           5.600            08/15/2033          1,789,062
-----------------------------------------------------------------------------------------------------------------------------
       1,190,000         NYS HFA (Multifamily Hsg.)                           5.650            08/15/2030          1,229,698
-----------------------------------------------------------------------------------------------------------------------------
       3,200,000         NYS HFA (Multifamily Hsg.)                           5.650            08/15/2030          3,294,048
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS HFA (Multifamily Hsg.)                           5.650            08/15/2031          1,032,560
-----------------------------------------------------------------------------------------------------------------------------
       1,710,000         NYS HFA (Multifamily Hsg.)                           5.650            02/15/2034          1,743,465
-----------------------------------------------------------------------------------------------------------------------------
       2,120,000         NYS HFA (Multifamily Hsg.)                           5.700            08/15/2033          2,188,200
-----------------------------------------------------------------------------------------------------------------------------
          95,000         NYS HFA (Multifamily Hsg.)                           5.950            08/15/2024             95,692
-----------------------------------------------------------------------------------------------------------------------------
       1,285,000         NYS HFA (Multifamily Hsg.)                           6.100            11/15/2036          1,347,811
-----------------------------------------------------------------------------------------------------------------------------
       4,700,000         NYS HFA (Multifamily Hsg.)                           6.125            08/15/2038          4,850,870
-----------------------------------------------------------------------------------------------------------------------------
          40,000         NYS HFA (Multifamily Hsg.)                           6.200            08/15/2012             40,054
-----------------------------------------------------------------------------------------------------------------------------
          25,000         NYS HFA (Multifamily Hsg.)                           6.200            08/15/2016             25,961
-----------------------------------------------------------------------------------------------------------------------------
         735,000         NYS HFA (Multifamily Hsg.)                           6.250            02/15/2031            757,204
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYS HFA (Multifamily Hsg.)                           6.300            08/15/2026          5,120,850
-----------------------------------------------------------------------------------------------------------------------------
       1,255,000         NYS HFA (Multifamily Hsg.)                           6.400            11/15/2027          1,302,991
-----------------------------------------------------------------------------------------------------------------------------
       1,915,000         NYS HFA (Multifamily Hsg.)                           6.500            08/15/2024          1,917,451
-----------------------------------------------------------------------------------------------------------------------------
       3,240,000         NYS HFA (Multifamily Hsg.)                           6.700            08/15/2025          3,244,147
-----------------------------------------------------------------------------------------------------------------------------
       5,650,000         NYS HFA (Multifamily Hsg.)                           6.750            11/15/2036          5,794,132
-----------------------------------------------------------------------------------------------------------------------------
          15,000         NYS HFA (Multifamily Hsg.)                           6.950            08/15/2012             15,326
-----------------------------------------------------------------------------------------------------------------------------
       5,400,000         NYS HFA (Multifamily Hsg.)                           7.050            08/15/2024          5,407,884
-----------------------------------------------------------------------------------------------------------------------------
         320,000         NYS HFA (Multifamily Hsg.)                           7.550            11/01/2029            321,530
-----------------------------------------------------------------------------------------------------------------------------
       2,805,000         NYS HFA (NH&HC) RITES 2                             11.839 3          11/01/2016          3,081,685
-----------------------------------------------------------------------------------------------------------------------------
           5,000         NYS HFA (Nonprofit Hsg.)                             6.400            11/01/2010              5,050
-----------------------------------------------------------------------------------------------------------------------------
         480,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2009            487,397
-----------------------------------------------------------------------------------------------------------------------------
         525,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2010            533,090
-----------------------------------------------------------------------------------------------------------------------------
         565,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2011            573,707
-----------------------------------------------------------------------------------------------------------------------------
         605,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2012            614,323
-----------------------------------------------------------------------------------------------------------------------------
         655,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2013            665,094
-----------------------------------------------------------------------------------------------------------------------------
         780,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2014            792,020
-----------------------------------------------------------------------------------------------------------------------------
         835,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2015            847,867
-----------------------------------------------------------------------------------------------------------------------------


15           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        900,000         NYS HFA (Nonprofit Hsg.)                             8.400%           11/01/2016   $        913,869
-----------------------------------------------------------------------------------------------------------------------------
         990,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2017          1,005,256
-----------------------------------------------------------------------------------------------------------------------------
       1,060,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2018          1,076,335
-----------------------------------------------------------------------------------------------------------------------------
         460,000         NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2019            467,089
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         NYS HFA (Phillips Village)                           7.750            08/15/2017          5,113,050
-----------------------------------------------------------------------------------------------------------------------------
          70,000         NYS HFA (Service Contract)                           5.375            03/15/2023             70,626
-----------------------------------------------------------------------------------------------------------------------------
       5,600,000         NYS HFA (Service Contract)                           5.500            09/15/2022          5,924,240
-----------------------------------------------------------------------------------------------------------------------------
       5,525,000         NYS HFA (Service Contract)                           5.500            03/15/2025          5,824,897
-----------------------------------------------------------------------------------------------------------------------------
         255,000         NYS HFA (Service Contract)                           6.500            03/15/2025            262,316
-----------------------------------------------------------------------------------------------------------------------------
         475,000         NYS HFA (Shorehill Hsg.)                             7.500            05/01/2008            475,494
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS HFA (Watergate II)                               4.750            02/15/2034            952,430
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS HFA (Watergate II)                               4.900            02/15/2045            916,770
-----------------------------------------------------------------------------------------------------------------------------
         360,000         NYS LGSC (SCSB) 2                                    7.250            12/15/2011            366,750
-----------------------------------------------------------------------------------------------------------------------------
         810,000         NYS LGSC (SCSB) 2                                    7.375            12/15/2016            840,853
-----------------------------------------------------------------------------------------------------------------------------
         980,000         NYS LGSC (SCSB) 2                                    7.750            12/15/2021          1,021,924
-----------------------------------------------------------------------------------------------------------------------------
       1,045,000         NYS Medcare (Central Suffolk Hospital)               6.125            11/01/2016            992,290
-----------------------------------------------------------------------------------------------------------------------------
       1,200,000         NYS Medcare (Hospital & Nursing Home)                6.300            08/15/2023          1,226,136
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         NYS Medcare (Hospital & Nursing Home)                6.375            08/15/2033          1,002,630
-----------------------------------------------------------------------------------------------------------------------------
       2,050,000         NYS Medcare (Hospital & Nursing Home) 2              7.400            11/01/2016          2,112,320
-----------------------------------------------------------------------------------------------------------------------------
       1,910,000         NYS Medcare (Hospital & Nursing Home)                9.375            11/01/2016          2,006,933
-----------------------------------------------------------------------------------------------------------------------------
         440,000         NYS Medcare (Hospital & Nursing Home)               10.000            11/01/2006            464,288
-----------------------------------------------------------------------------------------------------------------------------
       1,670,000         NYS Medcare (M.G. Nursing Home)                      6.375            02/15/2035          1,722,188
-----------------------------------------------------------------------------------------------------------------------------
         350,000         NYS Medcare (Montefiore Medical Center)              5.750            02/15/2025            364,091
-----------------------------------------------------------------------------------------------------------------------------
      44,470,000         NYS Medcare (St. Luke's Hospital)                    5.700            02/15/2029         45,586,197
-----------------------------------------------------------------------------------------------------------------------------
      12,500,000         NYS Medcare (St. Luke's Hospital) RITES 2            8.258 3          02/15/2029         13,127,500
-----------------------------------------------------------------------------------------------------------------------------
       8,400,000         NYS Medcare (St. Luke's Hospital) RITES 2            8.316 3          02/15/2029          8,821,680
-----------------------------------------------------------------------------------------------------------------------------
       5,750,000         NYS Medcare (St. Luke's Hospital) RITES 2            8.316 3          02/15/2029          6,038,650
-----------------------------------------------------------------------------------------------------------------------------
      10,000,000         NYS Medcare (St. Luke's Hospital) RITES 2            8.350 3          02/15/2029         10,502,000
-----------------------------------------------------------------------------------------------------------------------------
       9,500,000         NYS Thruway Authority                                5.000            01/01/2030          9,867,080
-----------------------------------------------------------------------------------------------------------------------------
       7,140,000         NYS Thruway Authority RITES 2                       11.231 3          01/01/2025          7,797,166
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         NYS Thruway Authority RITES 2                       12.440 3          01/01/2024          2,621,850
-----------------------------------------------------------------------------------------------------------------------------
           5,000         NYS UDC (Correctional Facilities)                    0.000 1          01/01/2013              3,649
-----------------------------------------------------------------------------------------------------------------------------
       9,000,000         NYS UDC (State Personal Income Tax)                  5.125            03/15/2029          9,843,660
-----------------------------------------------------------------------------------------------------------------------------
       5,480,000         Oneida County IDA (Bonide Products)                  6.250            11/01/2018          5,369,468
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Oneida County IDA (Civic Facilities-Mohawk
                         Valley)                                              4.625            09/15/2030            466,005
-----------------------------------------------------------------------------------------------------------------------------
         830,000         Oneida County IDA (Civic Facilities-Mohawk
                         Valley)                                              5.000            09/15/2035            821,268
-----------------------------------------------------------------------------------------------------------------------------
         625,000         Oneida County IDA (Mobile Climate Control)           8.000            11/01/2008            634,831
-----------------------------------------------------------------------------------------------------------------------------
       2,825,000         Oneida County IDA (Mobile Climate Control)           8.750            11/01/2018          2,882,545
-----------------------------------------------------------------------------------------------------------------------------
         450,000         Oneida County IDA (Mohawk Valley Handicapped
                         Services)                                            5.300            03/15/2019            462,416
-----------------------------------------------------------------------------------------------------------------------------
         740,000         Oneida County IDA (Mohawk Valley Handicapped
                         Services)                                            5.350            03/15/2029            749,761
-----------------------------------------------------------------------------------------------------------------------------
       1,190,000         Oneida County IDA (Presbyterian Home)                5.250            03/01/2019          1,222,404
-----------------------------------------------------------------------------------------------------------------------------
       1,015,000         Oneida County IDA (Presbyterian Home)                6.100            06/01/2020          1,096,870
-----------------------------------------------------------------------------------------------------------------------------
       4,000,000         Onondaga County IDA (Air Cargo)                      6.125            01/01/2032          4,078,560
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Onondaga County IDA (Air Cargo)                      7.250            01/01/2032          2,052,620
-----------------------------------------------------------------------------------------------------------------------------
         295,000         Onondaga County IDA (Central New York Charter
                         School for Math & Science)                           8.500            01/01/2032            146,291
-----------------------------------------------------------------------------------------------------------------------------
         490,000         Onondaga County IDA (Coltec Industries)              7.250            06/01/2008            499,849
-----------------------------------------------------------------------------------------------------------------------------
         770,000         Onondaga County IDA (Coltec Industries)              9.875            10/01/2010            808,808
-----------------------------------------------------------------------------------------------------------------------------


16           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      1,460,000         Onondaga County IDA (Community General
                         Hospital)                                            5.500%           11/01/2018   $      1,305,605
-----------------------------------------------------------------------------------------------------------------------------
       7,685,000         Onondaga County IDA (Community General
                         Hospital)                                            6.625            01/01/2018          7,683,694
-----------------------------------------------------------------------------------------------------------------------------
       4,700,000         Onondaga County IDA (Le Moyne College)               5.625            12/01/2021          4,987,687
-----------------------------------------------------------------------------------------------------------------------------
      11,500,000         Onondaga County IDA (Solvay Paperboard)              6.800            11/01/2014         11,968,855
-----------------------------------------------------------------------------------------------------------------------------
      67,200,000         Onondaga County IDA (Solvay Paperboard)              7.000            11/01/2030         70,201,824
-----------------------------------------------------------------------------------------------------------------------------
         750,000         Onondaga County IDA (Syracuse Home)                  5.200            12/01/2018            772,440
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Onondaga County IDA Sewage Waste Facilities
                         (Anheuser-Busch Companies)                           6.250            12/01/2034            545,805
-----------------------------------------------------------------------------------------------------------------------------
      66,449,598         Onondaga County Res Rec                              0.000 7          05/01/2022         28,586,617
-----------------------------------------------------------------------------------------------------------------------------
      41,580,000         Onondaga County Res Rec                              5.000            05/01/2015         36,681,460
-----------------------------------------------------------------------------------------------------------------------------
         512,000         Ontario County IDA (Ontario Design)                  6.500            11/01/2005            512,466
-----------------------------------------------------------------------------------------------------------------------------
         430,000         Orange County IDA (Adult Homes at Erie Station)      7.000            08/01/2021            434,666
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2021          2,527,125
-----------------------------------------------------------------------------------------------------------------------------
       2,310,000         Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2031          2,295,401
-----------------------------------------------------------------------------------------------------------------------------
       2,090,000         Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2031          2,076,791
-----------------------------------------------------------------------------------------------------------------------------
       2,705,000         Orange County IDA (Glen Arden)                       5.625            01/01/2018          2,415,727
-----------------------------------------------------------------------------------------------------------------------------
       5,590,000         Orange County IDA (Glen Arden)                       5.700            01/01/2028          4,593,191
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Orange County IDA (Kingston Manufacturing) 2         8.000            11/01/2017          1,456,500
-----------------------------------------------------------------------------------------------------------------------------
         385,000         Orange County IDA (Mental Retardation Project)       7.800            07/01/2011            387,926
-----------------------------------------------------------------------------------------------------------------------------
       1,715,000         Orange County IDA (St. Luke's Cornwall
                         Hospital Obligated Group)                            5.375            12/01/2021          1,805,603
-----------------------------------------------------------------------------------------------------------------------------
       6,330,000         Orange County IDA (St. Luke's Cornwall
                         Hospital Obligated Group)                            5.375            12/01/2026          6,635,169
-----------------------------------------------------------------------------------------------------------------------------
       2,235,000         Orange County IDA (St. Luke's Cornwall
                         Hospital Obligated Group)                            5.375            12/01/2026          2,342,749
-----------------------------------------------------------------------------------------------------------------------------
       7,745,000         Orange County IDA (Tuxedo Place) 2                   7.000            08/01/2032          5,745,009
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Orange County IDA (Tuxedo Place) 2                   7.000            08/01/2033          1,853,800
-----------------------------------------------------------------------------------------------------------------------------
       2,755,000         Oswego County IDA (Bishop's Common)                  5.375            02/01/2049          2,884,457
-----------------------------------------------------------------------------------------------------------------------------
       3,260,000         Oswego County IDA (Seneca Hill Manor)                5.650            08/01/2037          3,488,787
-----------------------------------------------------------------------------------------------------------------------------
       6,680,000         Otsego County IDA (Hartwick College)                 5.900            07/01/2022          6,323,422
-----------------------------------------------------------------------------------------------------------------------------
       2,970,000         Otsego County IDA (Mary Imogene Bassett
                         Hospital)                                            5.350            11/01/2020          3,174,485
-----------------------------------------------------------------------------------------------------------------------------
      11,040,000         Peekskill IDA (Drum Hill)                            6.375            10/01/2028         10,171,483
-----------------------------------------------------------------------------------------------------------------------------
         617,716         Peekskill IDA (Karta)                                9.000            07/01/2010            620,786
-----------------------------------------------------------------------------------------------------------------------------
       4,070,000         Port Authority  NY/NJ (Continental Airlines)         9.000            12/01/2006          4,110,700
-----------------------------------------------------------------------------------------------------------------------------
       1,770,000         Port Authority  NY/NJ (Continental Airlines)         9.000            12/01/2010          1,787,700
-----------------------------------------------------------------------------------------------------------------------------
      53,290,000         Port Authority  NY/NJ (Continental Airlines)         9.125            12/01/2015         53,822,900
-----------------------------------------------------------------------------------------------------------------------------
       2,795,000         Port Authority  NY/NJ (Delta Air Lines)              6.950            06/01/2008          2,797,879
-----------------------------------------------------------------------------------------------------------------------------
         285,000         Port Authority  NY/NJ (KIAC)                         6.750            10/01/2011            300,441
-----------------------------------------------------------------------------------------------------------------------------
      20,410,000         Port Authority  NY/NJ (KIAC)                         6.750            10/01/2019         21,632,967
-----------------------------------------------------------------------------------------------------------------------------
      20,000,000         Port Authority  NY/NJ RITES 2                       12.350 3          09/15/2013         21,924,800
-----------------------------------------------------------------------------------------------------------------------------
      38,000,000         Port Authority  NY/NJ, 37th Series                   5.250            07/15/2034         39,952,060
-----------------------------------------------------------------------------------------------------------------------------
         190,000         Port Authority  NY/NJ, 114th Series                  5.000            08/01/2024            192,985
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Port Authority  NY/NJ, 127th Series                  5.250            12/15/2032          3,131,400
-----------------------------------------------------------------------------------------------------------------------------
       6,000,000         Port Authority  NY/NJ, 136th Series                  5.125            05/01/2034          6,218,100
-----------------------------------------------------------------------------------------------------------------------------
      19,175,000         Port Authority  NY/NJ, 136th Series                  5.375            11/01/2028         20,370,753
-----------------------------------------------------------------------------------------------------------------------------
      22,855,000         Port Authority  NY/NJ, 136th Series                  5.500            11/01/2029         24,580,095
-----------------------------------------------------------------------------------------------------------------------------
       2,755,000         Poughkeepsie IDA (Eastman & Bixby
                         Redevelopment Corp.)                                 6.000            08/01/2032          2,933,910


17           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      1,990,000         Putnam County IDA (Brewster Plastics)                8.500%           12/01/2016   $      2,048,844
-----------------------------------------------------------------------------------------------------------------------------
       1,500,000         Rensselaer County IDA (Franciscan Heights)           5.375            12/01/2036          1,554,585
-----------------------------------------------------------------------------------------------------------------------------
       6,385,000         Rensselaer County Tobacco Asset Securitization
                         Corp.                                                5.625            06/01/2035          6,302,250
-----------------------------------------------------------------------------------------------------------------------------
       7,300,000         Rensselaer County Tobacco Asset Securitization
                         Corp. 2                                              5.750            06/01/2043          7,282,480
-----------------------------------------------------------------------------------------------------------------------------
           5,000         Rensselaer Hsg. Authority (Renwyck)                  7.650            01/01/2011              5,059
-----------------------------------------------------------------------------------------------------------------------------
      20,000,000         Rensselaer Municipal Leasing Corp. (Rensselaer
                         County Nursing Home)                                 6.900            06/01/2024         20,257,000
-----------------------------------------------------------------------------------------------------------------------------
       1,580,000         Riverhead IDA (Michael Reilly Design)                8.875            08/01/2021          1,560,661
-----------------------------------------------------------------------------------------------------------------------------
          40,000         Rochester Hsg. Authority (Crossroads
                         Apartments)                                          7.300            07/01/2005             40,106
-----------------------------------------------------------------------------------------------------------------------------
      15,860,000         Rochester Hsg. Authority (Crossroads
                         Apartments)                                          7.700            01/01/2017         16,406,377
-----------------------------------------------------------------------------------------------------------------------------
       6,790,000         Rochester Museum & Science Center                    6.125            12/01/2015          6,825,308
-----------------------------------------------------------------------------------------------------------------------------
       9,225,000         Rockland County Tobacco Asset Securitization
                         Corp.                                                5.625            08/15/2035          9,105,260
-----------------------------------------------------------------------------------------------------------------------------
      10,100,000         Rockland County Tobacco Asset Securitization
                         Corp.                                                5.750            08/15/2043         10,075,861
-----------------------------------------------------------------------------------------------------------------------------
      25,850,000         Sales Tax Asset Receivables Corp., Series A          5.000            10/15/2032         26,853,239
-----------------------------------------------------------------------------------------------------------------------------
       1,070,000         Saratoga County IDA (ARC)                            8.400            03/01/2013          1,078,314
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000         Saratoga County IDA (Saratoga Hospital)              5.125            12/01/2033          3,095,100
-----------------------------------------------------------------------------------------------------------------------------
      11,311,843         Schenectady GO                                       6.500            05/27/2005         11,303,812
-----------------------------------------------------------------------------------------------------------------------------
       1,635,000         Schenectady IDA (Schaffer Heights Hsg.)              6.000            11/01/2030          1,771,441
-----------------------------------------------------------------------------------------------------------------------------
       3,335,000         Schenectady Metroplex Devel. Authority,
                         Series A                                             5.375            12/15/2021          3,501,950
-----------------------------------------------------------------------------------------------------------------------------
         292,000         Schroon Lake Fire District 2                         7.250            03/01/2009            294,059
-----------------------------------------------------------------------------------------------------------------------------
         175,000         Scotia Hsg. Authority (Holyrood House)               7.000            06/01/2009            178,864
-----------------------------------------------------------------------------------------------------------------------------
       2,475,000         SONYMA, Series 29                                    5.450            04/01/2031          2,522,149
-----------------------------------------------------------------------------------------------------------------------------
       6,820,000         SONYMA, Series 65                                    5.850            10/01/2028          7,043,355
-----------------------------------------------------------------------------------------------------------------------------
          20,000         SONYMA, Series 66                                    5.700            10/01/2027             20,655
-----------------------------------------------------------------------------------------------------------------------------
      18,905,000         SONYMA, Series 67                                    5.800            10/01/2028         19,519,602
-----------------------------------------------------------------------------------------------------------------------------
       3,395,000         SONYMA, Series 69                                    5.400            10/01/2019          3,509,310
-----------------------------------------------------------------------------------------------------------------------------
       5,155,000         SONYMA, Series 69                                    5.500            10/01/2028          5,264,750
-----------------------------------------------------------------------------------------------------------------------------
       3,940,000         SONYMA, Series 69 RITES 2                            8.031 3          10/01/2028          4,107,765
-----------------------------------------------------------------------------------------------------------------------------
      13,100,000         SONYMA, Series 71                                    5.400            04/01/2029         13,330,429
-----------------------------------------------------------------------------------------------------------------------------
      10,150,000         SONYMA, Series 71 RITES 2                            7.831 3          04/01/2029         10,506,976
-----------------------------------------------------------------------------------------------------------------------------
       5,500,000         SONYMA, Series 73 RITES 2                           12.339 3          10/01/2028          5,828,570
-----------------------------------------------------------------------------------------------------------------------------
       1,675,000         SONYMA, Series 73-A                                  5.300            10/01/2028          1,700,025
-----------------------------------------------------------------------------------------------------------------------------
      10,175,000         SONYMA, Series 79                                    5.300            04/01/2029         10,328,744
-----------------------------------------------------------------------------------------------------------------------------
         110,000         SONYMA, Series 82                                    5.650            04/01/2030            113,273
-----------------------------------------------------------------------------------------------------------------------------
       5,945,000         SONYMA, Series 97                                    5.500            04/01/2031          6,080,487
-----------------------------------------------------------------------------------------------------------------------------
       2,400,000         SONYMA, Series 106                                   5.100            04/01/2023          2,458,296
-----------------------------------------------------------------------------------------------------------------------------
         300,000         St. Lawrence County IDA (Clarkson University)        5.125            07/01/2021            306,402
-----------------------------------------------------------------------------------------------------------------------------
       1,315,000         St. Lawrence County IDA (Clarkson University)        5.250            07/01/2031          1,344,758
-----------------------------------------------------------------------------------------------------------------------------
       2,370,000         St. Lawrence County IDA (Clarkson University)        5.500            07/01/2029          2,469,445
-----------------------------------------------------------------------------------------------------------------------------
       2,805,000         St. Lawrence County IDA (Hepburn Medical
                         Center)                                              5.375            12/01/2019          2,940,145
-----------------------------------------------------------------------------------------------------------------------------
       3,595,000         St. Lawrence County IDA (Hepburn Medical
                         Center)                                              5.500            12/01/2024          3,774,534
-----------------------------------------------------------------------------------------------------------------------------
       1,360,000         Suffolk County IDA (ACLD)                            6.000            12/01/2019          1,375,218
-----------------------------------------------------------------------------------------------------------------------------
         590,000         Suffolk County IDA (ALIA-ACDS)                       7.125            06/01/2017            633,518
-----------------------------------------------------------------------------------------------------------------------------
         375,000         Suffolk County IDA (ALIA-ACLD)                       6.375            06/01/2014            378,004
-----------------------------------------------------------------------------------------------------------------------------
       1,310,000         Suffolk County IDA (ALIA-ACLD)                       6.500            03/01/2018          1,346,339
-----------------------------------------------------------------------------------------------------------------------------
         745,000         Suffolk County IDA (ALIA-ACLD)                       7.500            09/01/2015            810,210
-----------------------------------------------------------------------------------------------------------------------------
         305,000         Suffolk County IDA (ALIA-ADD)                        6.950            12/01/2014            327,347


18           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        535,000         Suffolk County IDA (ALIA-ADD)                        7.125%           06/01/2017   $        574,462
-----------------------------------------------------------------------------------------------------------------------------
         475,000         Suffolk County IDA (ALIA-ADD)                        7.500            09/01/2015            516,577
-----------------------------------------------------------------------------------------------------------------------------
       1,490,000         Suffolk County IDA (ALIA-DDI)                        6.375            06/01/2014          1,547,454
-----------------------------------------------------------------------------------------------------------------------------
         100,000         Suffolk County IDA (ALIA-DDI)                        7.500            09/01/2015            108,753
-----------------------------------------------------------------------------------------------------------------------------
         825,000         Suffolk County IDA (ALIA-FREE)                       6.375            06/01/2014            856,812
-----------------------------------------------------------------------------------------------------------------------------
       1,890,000         Suffolk County IDA (ALIA-FREE)                       6.950            12/01/2014          2,028,480
-----------------------------------------------------------------------------------------------------------------------------
       4,585,000         Suffolk County IDA (ALIA-FREE)                       7.125            06/01/2017          4,923,190
-----------------------------------------------------------------------------------------------------------------------------
         665,000         Suffolk County IDA (ALIA-IGHL)                       6.375            06/01/2014            670,327
-----------------------------------------------------------------------------------------------------------------------------
         645,000         Suffolk County IDA (ALIA-IGHL)                       6.950            12/01/2014            692,259
-----------------------------------------------------------------------------------------------------------------------------
       1,235,000         Suffolk County IDA (ALIA-IGHL)                       7.125            06/01/2017          1,326,094
-----------------------------------------------------------------------------------------------------------------------------
       1,945,000         Suffolk County IDA (ALIA-IGHL)                       7.250            12/01/2033          1,985,378
-----------------------------------------------------------------------------------------------------------------------------
         285,000         Suffolk County IDA (ALIA-IGHL)                       7.500            09/01/2015            309,946
-----------------------------------------------------------------------------------------------------------------------------
         390,000         Suffolk County IDA (ALIA-L.I. Head Injury
                         Association)                                         6.375            06/01/2014            394,255
-----------------------------------------------------------------------------------------------------------------------------
         770,000         Suffolk County IDA (ALIA-L.I. Head Injury
                         Association)                                         6.950            12/01/2014            826,418
-----------------------------------------------------------------------------------------------------------------------------
         300,000         Suffolk County IDA (ALIA- L.I. Head Injury
                         Association)                                         7.500            09/01/2015            326,259
-----------------------------------------------------------------------------------------------------------------------------
         650,000         Suffolk County IDA (ALIA-MCH)                        6.375            06/01/2014            655,207
-----------------------------------------------------------------------------------------------------------------------------
       1,830,000         Suffolk County IDA (ALIA-MCH)                        6.950            12/01/2014          1,964,084
-----------------------------------------------------------------------------------------------------------------------------
       1,510,000         Suffolk County IDA (ALIA-MCH)                        7.125            06/01/2017          1,621,378
-----------------------------------------------------------------------------------------------------------------------------
         745,000         Suffolk County IDA (ALIA-NYS ARC)                    7.500            09/01/2015            810,210
-----------------------------------------------------------------------------------------------------------------------------
         470,000         Suffolk County IDA (ALIA-Pederson-Krag Center)       8.375            06/01/2016            514,091
-----------------------------------------------------------------------------------------------------------------------------
         600,000         Suffolk County IDA (ALIA-SMCFS)                      7.500            09/01/2015            652,518
-----------------------------------------------------------------------------------------------------------------------------
         710,000         Suffolk County IDA (ALIA-Suffolk Hostels)            7.500            09/01/2015            772,146
-----------------------------------------------------------------------------------------------------------------------------
         275,000         Suffolk County IDA (ALIA-UCPAGS)                     6.375            06/01/2014            277,203
-----------------------------------------------------------------------------------------------------------------------------
       1,120,000         Suffolk County IDA (ALIA-UCPAGS)                     6.950            12/01/2014          1,202,062
-----------------------------------------------------------------------------------------------------------------------------
         890,000         Suffolk County IDA (ALIA-UCPAGS)                     7.000            06/01/2016            954,365
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Suffolk County IDA (ALIA-UCPAGS)                     7.500            09/01/2015            543,765
-----------------------------------------------------------------------------------------------------------------------------
         400,000         Suffolk County IDA (ALIA-WORCA)                      6.950            12/01/2014            429,308
-----------------------------------------------------------------------------------------------------------------------------
         950,000         Suffolk County IDA (ALIA-WORCA)                      7.125            06/01/2017          1,020,072
-----------------------------------------------------------------------------------------------------------------------------
         590,000         Suffolk County IDA (ALIA-WORCA)                      7.500            09/01/2015            641,643
-----------------------------------------------------------------------------------------------------------------------------
       7,293,119         Suffolk County IDA (Camelot Village) 2,4,5           7.900            11/01/2031              7,293
-----------------------------------------------------------------------------------------------------------------------------
         235,000         Suffolk County IDA (CCSSVD)                          7.000            04/01/2010            246,278
-----------------------------------------------------------------------------------------------------------------------------
       2,595,000         Suffolk County IDA (CCSSVD)                          8.000            04/01/2030          2,753,425
-----------------------------------------------------------------------------------------------------------------------------
         255,000         Suffolk County IDA (DDI)                             6.000            12/01/2019            257,853
-----------------------------------------------------------------------------------------------------------------------------
         670,000         Suffolk County IDA (DDI)                             6.250            03/01/2009            667,213
-----------------------------------------------------------------------------------------------------------------------------
       5,025,000         Suffolk County IDA (DDI)                             7.250            03/01/2024          4,957,464
-----------------------------------------------------------------------------------------------------------------------------
       9,070,000         Suffolk County IDA (DDI)                             8.750            03/01/2023          9,257,296
-----------------------------------------------------------------------------------------------------------------------------
       2,605,000         Suffolk County IDA (Dowling College)                 6.625            06/01/2024          2,605,703
-----------------------------------------------------------------------------------------------------------------------------
       3,240,000         Suffolk County IDA (Dowling College)                 6.700            12/01/2020          3,256,265
-----------------------------------------------------------------------------------------------------------------------------
       1,925,000         Suffolk County IDA (Family Residences)               6.000            12/01/2019          1,946,541
-----------------------------------------------------------------------------------------------------------------------------
       1,345,000         Suffolk County IDA (Family Services League)          5.000            11/01/2027          1,381,544
-----------------------------------------------------------------------------------------------------------------------------
         830,000         Suffolk County IDA (Family Services League)          5.000            11/01/2034            846,758
-----------------------------------------------------------------------------------------------------------------------------
         195,000         Suffolk County IDA (Federation of
                         Organizations)                                       7.625            04/01/2010            201,228
-----------------------------------------------------------------------------------------------------------------------------
       2,195,000         Suffolk County IDA (Federation of
                         Organizations)                                       8.125            04/01/2030          2,292,458
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Suffolk County IDA (Gurwin Jewish-Phase II)          6.700            05/01/2039          2,552,350
-----------------------------------------------------------------------------------------------------------------------------
       3,860,000         Suffolk County IDA (Huntington First Aid Squad)      6.650            11/01/2017          4,002,974
-----------------------------------------------------------------------------------------------------------------------------
         295,000         Suffolk County IDA (Independent Group Home
                         Living)                                              6.000            12/01/2019            298,301
-----------------------------------------------------------------------------------------------------------------------------
       6,500,000         Suffolk County IDA (Jefferson's Ferry)               7.200            11/01/2019          6,908,590
-----------------------------------------------------------------------------------------------------------------------------
      10,000,000         Suffolk County IDA (Jefferson's Ferry)               7.250            11/01/2028         10,586,400


19           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     13,660,000         Suffolk County IDA (Keyspan-Port Jefferson
                         Center)                                              5.250%           06/01/2027   $     14,015,570
-----------------------------------------------------------------------------------------------------------------------------
       4,065,000         Suffolk County IDA (L.I. Network Community
                         Services)                                            7.550            02/01/2034          4,150,365
-----------------------------------------------------------------------------------------------------------------------------
       3,360,000         Suffolk County IDA (New Interdisciplinary
                         School)                                              6.750            12/01/2019          3,396,053
-----------------------------------------------------------------------------------------------------------------------------
       3,500,000         Suffolk County IDA (Nissequogue Cogeneration
                         Partners)                                            5.300            01/01/2013          3,430,105
-----------------------------------------------------------------------------------------------------------------------------
       7,585,000         Suffolk County IDA (Nissequogue Cogeneration
                         Partners)                                            5.500            01/01/2023          7,297,529
-----------------------------------------------------------------------------------------------------------------------------
         695,000         Suffolk County IDA (OBPWC)                           7.500            11/01/2022            697,565
-----------------------------------------------------------------------------------------------------------------------------
       2,250,000         Suffolk County IDA (Peconic Landing Retirement
                         Home)                                                7.000            10/01/2030          2,259,158
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Suffolk County IDA (Peconic Landing Retirement
                         Home)                                                8.000            10/01/2020          1,085,900
-----------------------------------------------------------------------------------------------------------------------------
       1,600,000         Suffolk County IDA (Peconic Landing Retirement
                         Home)                                                8.000            10/01/2030          1,724,320
-----------------------------------------------------------------------------------------------------------------------------
       4,800,000         Suffolk County IDA (Pederson-Krag Center)            7.200            02/01/2035          4,701,648
-----------------------------------------------------------------------------------------------------------------------------
         225,000         Suffolk County IDA (Pederson-Krag Center)            7.625            04/01/2010            238,664
-----------------------------------------------------------------------------------------------------------------------------
       2,545,000         Suffolk County IDA (Pederson-Krag Center)            8.125            04/01/2030          2,713,606
-----------------------------------------------------------------------------------------------------------------------------
         135,000         Suffolk County IDA (Rainbow Chimes)                  7.000            05/01/2007            133,622
-----------------------------------------------------------------------------------------------------------------------------
       2,210,000         Suffolk County IDA (Rainbow Chimes)                  8.000            11/01/2024          2,024,360
-----------------------------------------------------------------------------------------------------------------------------
       1,670,000         Suffolk County IDA (Rimland Facilities) 2            4.313 8          12/01/2009          1,645,351
-----------------------------------------------------------------------------------------------------------------------------
       2,345,000         Suffolk County IDA (United Cerebral Palsy
                         Association)                                         6.000            12/01/2019          2,371,241
-----------------------------------------------------------------------------------------------------------------------------
       5,635,000         Suffolk County IDA (United Cerebral Palsy
                         Association)                                         7.875            09/01/2041          5,796,668
-----------------------------------------------------------------------------------------------------------------------------
       1,620,000         Suffolk County IDA (Windmill Village)                5.700            12/01/2026          1,718,885
-----------------------------------------------------------------------------------------------------------------------------
       1,305,000         Suffolk County IDA (Windmill Village)                5.750            12/01/2031          1,383,209
-----------------------------------------------------------------------------------------------------------------------------
         910,000         Suffolk County IDA (Wireless Boulevard Realty)       7.875            12/01/2012            959,986
-----------------------------------------------------------------------------------------------------------------------------
       4,005,000         Suffolk County IDA (Wireless Boulevard Realty)       8.625            12/01/2026          4,245,821
-----------------------------------------------------------------------------------------------------------------------------
          50,000         Suffolk County Water Authority                       5.125            06/01/2026             52,033
-----------------------------------------------------------------------------------------------------------------------------
       2,515,000         Sullivan County IDA (Center Discovery Civic
                         Facility)                                            7.250            02/01/2012          2,516,258
-----------------------------------------------------------------------------------------------------------------------------
       9,965,000         Sullivan County IDA (Center Discovery Civic
                         Facility)                                            7.750            02/01/2027          9,970,879
-----------------------------------------------------------------------------------------------------------------------------
       4,700,000         Sullivan County IDA (Center for Discovery)           6.950            02/01/2035          4,618,455
-----------------------------------------------------------------------------------------------------------------------------
       8,725,000         Sullivan County IDA (SCCC Dorm Corp. Civic
                         Facility)                                            7.250            06/01/2027          8,854,392
-----------------------------------------------------------------------------------------------------------------------------
         335,000         Syracuse Hsg. Authority (Loretto Sedgwick
                         Heights Corp.)                                       7.375            11/01/2008            310,759
-----------------------------------------------------------------------------------------------------------------------------
       6,995,000         Syracuse Hsg. Authority (Loretto Sedgwick
                         Heights Corp.)                                       8.500            11/01/2031          6,365,800
-----------------------------------------------------------------------------------------------------------------------------
       6,590,000         Syracuse Hsg. Authority (LRRHCF)                     5.800            08/01/2037          7,114,169
-----------------------------------------------------------------------------------------------------------------------------
         325,000         Syracuse Hsg. Authority (LRRHCF)                     7.500            08/01/2010            326,775
-----------------------------------------------------------------------------------------------------------------------------
       2,435,000         Syracuse Hsg. Authority (Pavilion on James)          7.500            11/01/2042          2,396,064
-----------------------------------------------------------------------------------------------------------------------------
         210,000         Syracuse IDA (Anoplate Corp.)                        7.250            11/01/2007            211,546
-----------------------------------------------------------------------------------------------------------------------------
       2,195,000         Syracuse IDA (Anoplate Corp.)                        8.000            11/01/2022          2,264,033
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Syracuse IDA (Crouse Irving Health Hospital)         5.375            01/01/2023            741,850
-----------------------------------------------------------------------------------------------------------------------------
      18,855,000         Syracuse IDA (James Square)                          0.000 1          08/01/2025          4,783,702
-----------------------------------------------------------------------------------------------------------------------------
         725,000         Syracuse IDA (Jewish Home of Central NY)             7.375            03/01/2021            765,462
-----------------------------------------------------------------------------------------------------------------------------
       2,050,000         Syracuse IDA (Jewish Home of Central NY)             7.375            03/01/2031          2,150,450
-----------------------------------------------------------------------------------------------------------------------------
       7,500,000         Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2019          8,246,625
-----------------------------------------------------------------------------------------------------------------------------
      13,825,000         Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2021         14,991,139
-----------------------------------------------------------------------------------------------------------------------------
      13,555,000         Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2022         14,611,206
-----------------------------------------------------------------------------------------------------------------------------
       3,750,000         Tompkins County IDA (Ithacare Center)                6.200            02/01/2037          4,011,525


20           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         75,000         Tompkins Health Care Corp. (Reconstruction
                         Home)                                               10.800%           02/01/2007   $         80,223
-----------------------------------------------------------------------------------------------------------------------------
          65,000         Tompkins Health Care Corp. (Reconstruction
                         Home)                                               10.800            02/01/2028             73,626
-----------------------------------------------------------------------------------------------------------------------------
         605,000         Tonawanda SCHC                                       6.500            12/01/2010            611,921
-----------------------------------------------------------------------------------------------------------------------------
       5,000,000         Triborough Bridge & Tunnel Authority                 5.000            01/01/2032          5,104,400
-----------------------------------------------------------------------------------------------------------------------------
       8,265,000         Triborough Bridge & Tunnel Authority RITES 2        11.161 3          01/01/2027          9,148,033
-----------------------------------------------------------------------------------------------------------------------------
       4,190,000         Triborough Bridge & Tunnel Authority RITES 2        11.196 3          01/01/2032          4,618,050
-----------------------------------------------------------------------------------------------------------------------------
      15,615,000         TSASC, Inc. (TFABs)                                  5.750            07/15/2032         15,850,006
-----------------------------------------------------------------------------------------------------------------------------
         840,000         TSASC, Inc. (TFABs)                                  6.250            07/15/2027            872,390
-----------------------------------------------------------------------------------------------------------------------------
      78,625,000         TSASC, Inc. (TFABs)                                  6.250            07/15/2034         81,473,584
-----------------------------------------------------------------------------------------------------------------------------
     129,970,000         TSASC, Inc. (TFABs)                                  6.375            07/15/2039        135,417,043
-----------------------------------------------------------------------------------------------------------------------------
         995,000         UCP/HCA  of Chemung County                           6.600            08/01/2022          1,069,685
-----------------------------------------------------------------------------------------------------------------------------
       1,845,000         Ulster County IDA (Brooklyn Bottling)                8.600            06/30/2022          1,849,391
-----------------------------------------------------------------------------------------------------------------------------
       4,000,000         Ulster County IDA (Kingston Hospital)                5.650            11/15/2024          4,147,600
-----------------------------------------------------------------------------------------------------------------------------
       1,465,000         Ulster County IDA (Mid-Hudson Family Health
                         Services)                                            5.350            07/01/2023          1,515,059
-----------------------------------------------------------------------------------------------------------------------------
       2,835,000         Ulster County Tobacco Asset Securitization
                         Corp.                                                0.000 7          06/01/2040          2,076,808
-----------------------------------------------------------------------------------------------------------------------------
       2,700,000         Ulster County Tobacco Asset Securitization
                         Corp. 2                                              6.000            06/01/2040          2,744,469
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Ulster County Tobacco Asset Securitization
                         Corp. 2                                              6.250            06/01/2025          2,097,920
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         United Nations Devel. Corp., Series A                5.250            07/01/2026          2,076,840
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Upper Mohawk Valley Regional Water Finance
                         Authority                                            5.125            10/01/2026             25,958
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Utica GO                                             6.100            01/15/2013            546,295
-----------------------------------------------------------------------------------------------------------------------------
       3,550,000         Utica IDA (Utica College Civic Facility)             6.850            12/01/2031          3,642,726
-----------------------------------------------------------------------------------------------------------------------------
         340,000         Watervliet Hsg. Authority (Colonie Senior
                         Service Center)                                      5.875            06/01/2018            327,607
-----------------------------------------------------------------------------------------------------------------------------
      10,800,000         Watervliet Hsg. Authority (Colonie Senior
                         Service Center)                                      6.125            06/01/2038          9,996,264
-----------------------------------------------------------------------------------------------------------------------------
       2,710,000         Wayne County IDA (ARC)                               8.375            03/01/2018          2,713,360
-----------------------------------------------------------------------------------------------------------------------------
         300,000         Westchester County Healthcare Corp., Series A        5.875            11/01/2025            279,186
-----------------------------------------------------------------------------------------------------------------------------
       7,195,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          7,353,866
-----------------------------------------------------------------------------------------------------------------------------
       3,145,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          3,214,442
-----------------------------------------------------------------------------------------------------------------------------
       6,330,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          6,469,766
-----------------------------------------------------------------------------------------------------------------------------
       3,590,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          3,669,734
-----------------------------------------------------------------------------------------------------------------------------
       8,470,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          8,658,119
-----------------------------------------------------------------------------------------------------------------------------
       8,115,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          8,294,179
-----------------------------------------------------------------------------------------------------------------------------
       6,290,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          6,428,883
-----------------------------------------------------------------------------------------------------------------------------
       6,865,000         Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044          7,016,579
-----------------------------------------------------------------------------------------------------------------------------
       1,870,000         Westchester County IDA (Beth Abraham Hospital)       8.375            12/01/2025          1,947,998
-----------------------------------------------------------------------------------------------------------------------------
          40,000         Westchester County IDA (Children's Village)          5.375            03/15/2019             40,323
-----------------------------------------------------------------------------------------------------------------------------
       4,600,000         Westchester County IDA (Children's Village)          6.000            06/01/2022          4,660,996
-----------------------------------------------------------------------------------------------------------------------------
       1,215,000         Westchester County IDA (Clearview School)            7.250            01/01/2035          1,214,806
-----------------------------------------------------------------------------------------------------------------------------
       1,300,000         Westchester County IDA (Guiding Eyes for the
                         Blind)                                               5.375            08/01/2024          1,328,704
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Westchester County IDA (Hebrew Hospital Senior
                         Hsg.)                                                7.375            07/01/2030          2,115,100
-----------------------------------------------------------------------------------------------------------------------------
       1,560,000         Westchester County IDA (JDAM)                        6.750            04/01/2016          1,617,720
-----------------------------------------------------------------------------------------------------------------------------
       3,250,000         Westchester County IDA (Lawrence Hospital)           5.000            01/01/2028          3,161,503
-----------------------------------------------------------------------------------------------------------------------------
         800,000         Westchester County IDA (Lawrence Hospital)           5.125            01/01/2018            811,376


21           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$      1,275,000         Westchester County IDA (Living Independently
                         for the Elderly)                                     5.375%           08/20/2021   $      1,359,494
-----------------------------------------------------------------------------------------------------------------------------
       3,035,000         Westchester County IDA (Living Independently         5.400            08/20/2032          3,211,303
                         for the Elderly)
-----------------------------------------------------------------------------------------------------------------------------
       1,645,000         Westchester County IDA (Rippowam-Cisqua School)      5.750            06/01/2029          1,673,426
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Westchester County IDA (Schnurmacher Center)         6.500            11/01/2013          1,030,730
-----------------------------------------------------------------------------------------------------------------------------
       1,710,000         Westchester County IDA (Schnurmacher Center)         6.500            11/01/2033          1,773,492
-----------------------------------------------------------------------------------------------------------------------------
          85,000         Westchester County IDA (Westchester Airport
                         Association)                                         5.950            08/01/2024             85,973
-----------------------------------------------------------------------------------------------------------------------------
       2,590,000         Westchester County IDA (Winward School)              5.250            10/01/2031          2,682,929
-----------------------------------------------------------------------------------------------------------------------------
      76,375,000         Westchester County Tobacco Asset
                         Securitization Corp.                                 0.000 7          07/15/2039         61,118,330
-----------------------------------------------------------------------------------------------------------------------------
       1,485,000         Yates County IDA (Keuka College)                     8.750            08/01/2015          1,701,483
-----------------------------------------------------------------------------------------------------------------------------
       3,825,000         Yates County IDA (SSMH)                              5.650            02/01/2039          4,142,322
-----------------------------------------------------------------------------------------------------------------------------
      15,185,000         Yonkers IDA (Community Devel. Properties)            6.625            02/01/2026         16,311,727
-----------------------------------------------------------------------------------------------------------------------------
       4,685,000         Yonkers IDA (Hudson Scenic Studio)                   6.625            11/01/2019          4,719,294
-----------------------------------------------------------------------------------------------------------------------------
       1,590,000         Yonkers IDA (Philipsburgh Hall Associates)           7.500            11/01/2030          1,557,135
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         Yonkers IDA (St. John's Riverside Hospital)          7.125            07/01/2031          2,537,250
-----------------------------------------------------------------------------------------------------------------------------
       3,050,000         Yonkers IDA (St. Joseph's Hospital)                  8.500            12/30/2013          3,107,066
-----------------------------------------------------------------------------------------------------------------------------
       3,300,000         Yonkers IDA (Westchester School)                     8.750            12/30/2023          3,434,937
-----------------------------------------------------------------------------------------------------------------------------
         800,000         Yonkers Parking Authority                            6.000            06/15/2018            846,848
-----------------------------------------------------------------------------------------------------------------------------
       1,215,000         Yonkers Parking Authority                            6.000            06/15/2024          1,258,072
                                                                                                            -----------------
                                                                                                               5,714,066,092
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--11.8%
       2,435,000         Guam EDA (Royal Socio Apartments)                    9.500            11/01/2018          2,371,885
-----------------------------------------------------------------------------------------------------------------------------
         290,000         Guam Power Authority, Series A                       5.250            10/01/2023            278,884
-----------------------------------------------------------------------------------------------------------------------------
      20,000,000         Guam Power Authority, Series A                       5.250            10/01/2034         18,592,800
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Northern Mariana Islands, Series A                   6.000            06/01/2020          1,055,430
-----------------------------------------------------------------------------------------------------------------------------
       7,855,000         Northern Mariana Islands, Series A                   6.250            03/15/2028          8,116,257
-----------------------------------------------------------------------------------------------------------------------------
      18,980,000         Northern Mariana Islands, Series A                   6.600            03/15/2028         20,752,163
-----------------------------------------------------------------------------------------------------------------------------
      10,000,000         Northern Mariana Islands, Series A                   7.375            06/01/2030         10,820,600
-----------------------------------------------------------------------------------------------------------------------------
       6,490,000         Puerto Rico Children's Trust Fund (TASC)             5.500            05/15/2039          6,425,360
-----------------------------------------------------------------------------------------------------------------------------
      21,405,000         Puerto Rico Children's Trust Fund (TASC)             5.625            05/15/2043         21,270,363
-----------------------------------------------------------------------------------------------------------------------------
       1,900,000         Puerto Rico Commonwealth GO                          5.000            07/01/2029          1,942,218
-----------------------------------------------------------------------------------------------------------------------------
      17,500,000         Puerto Rico Commonwealth GO                          5.000            07/01/2034         17,862,600
-----------------------------------------------------------------------------------------------------------------------------
       2,000,000         Puerto Rico Commonwealth GO                          5.125            07/01/2031          2,054,140
-----------------------------------------------------------------------------------------------------------------------------
          50,000         Puerto Rico Electric Power Authority                 5.250            07/01/2029             53,329
-----------------------------------------------------------------------------------------------------------------------------
         210,000         Puerto Rico Electric Power Authority                 5.375            07/01/2030            213,717
-----------------------------------------------------------------------------------------------------------------------------
          25,000         Puerto Rico Electric Power Authority, Series II      5.125            07/01/2026             26,413
-----------------------------------------------------------------------------------------------------------------------------
          30,000         Puerto Rico Electric Power Authority, Series NN      5.125            07/01/2029             31,048
-----------------------------------------------------------------------------------------------------------------------------
       4,700,000         Puerto Rico GO                                       5.000            07/01/2033          4,788,736
-----------------------------------------------------------------------------------------------------------------------------
         750,000         Puerto Rico HBFA                                     6.250            04/01/2029            771,705
-----------------------------------------------------------------------------------------------------------------------------
         110,000         Puerto Rico HFC                                      5.100            12/01/2018            113,728
-----------------------------------------------------------------------------------------------------------------------------
       2,030,000         Puerto Rico HFC                                      5.500            12/01/2023          2,122,000
-----------------------------------------------------------------------------------------------------------------------------
          90,000         Puerto Rico HFC                                      7.500            10/01/2015             90,150
-----------------------------------------------------------------------------------------------------------------------------
       2,440,000         Puerto Rico HFC                                      7.500            04/01/2022          2,482,724
-----------------------------------------------------------------------------------------------------------------------------
       3,150,000         Puerto Rico Highway & Transportation Authority       5.000            07/01/2028          3,215,930
-----------------------------------------------------------------------------------------------------------------------------
      50,440,000         Puerto Rico Highway & Transportation
                         Authority, Series D                                  5.250            07/01/2038         52,501,483
-----------------------------------------------------------------------------------------------------------------------------
       4,000,000         Puerto Rico Highway & Transportation
                         Authority, Series D                                  5.375            07/01/2036          4,209,880


22           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      6,175,000         Puerto Rico Highway & Transportation
                         Authority, Series G                                  5.000%           07/01/2033   $      6,291,584
-----------------------------------------------------------------------------------------------------------------------------
      53,300,000         Puerto Rico Highway & Transportation
                         Authority, Series G                                  5.000            07/01/2042         53,888,432
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         Puerto Rico Highway & Transportation
                         Authority, Series J                                  5.125            07/01/2039          1,282,788
-----------------------------------------------------------------------------------------------------------------------------
         220,000         Puerto Rico Infrastructure                           7.500            07/01/2009            225,830
-----------------------------------------------------------------------------------------------------------------------------
       1,080,000         Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2019          1,117,724
-----------------------------------------------------------------------------------------------------------------------------
       1,575,000         Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            12/01/2021          1,648,726
-----------------------------------------------------------------------------------------------------------------------------
       5,750,000         Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2029          5,901,398
-----------------------------------------------------------------------------------------------------------------------------
       6,315,000         Puerto Rico ITEMECF (Ana G. Mendez University)       5.500            12/01/2031          6,611,300
-----------------------------------------------------------------------------------------------------------------------------
      42,400,000         Puerto Rico ITEMECF (Congeneration Facilities)       6.625            06/01/2026         45,783,944
-----------------------------------------------------------------------------------------------------------------------------
       3,345,000         Puerto Rico ITEMECF (Mennonite General
                         Hospital)                                            5.625            07/01/2017          3,076,162
-----------------------------------------------------------------------------------------------------------------------------
         985,000         Puerto Rico ITEMECF (Mennonite General
                         Hospital)                                            5.625            07/01/2027            864,347
-----------------------------------------------------------------------------------------------------------------------------
       8,735,000         Puerto Rico ITEMECF (Mennonite General
                         Hospital)                                            6.500            07/01/2018          8,665,120
-----------------------------------------------------------------------------------------------------------------------------
      12,380,000         Puerto Rico ITEMECF (Mennonite General
                         Hospital)                                            6.500            07/01/2026         12,113,582
-----------------------------------------------------------------------------------------------------------------------------
         750,000         Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.400            05/01/2009            752,618
-----------------------------------------------------------------------------------------------------------------------------
       2,450,000         Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.600            05/01/2014          2,428,587
-----------------------------------------------------------------------------------------------------------------------------
       5,250,000         Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.700            05/01/2024          5,141,850
-----------------------------------------------------------------------------------------------------------------------------
       7,000,000         Puerto Rico ITEMECF (San Lucas & Cristo
                         Redentor Hospitals)                                  5.750            06/01/2029          4,918,480
-----------------------------------------------------------------------------------------------------------------------------
         500,000         Puerto Rico ITEMECF (University of the Sacred
                         Heart)                                               5.250            09/01/2021            515,900
-----------------------------------------------------------------------------------------------------------------------------
       8,000,000         Puerto Rico ITEMECF (University of the Sacred
                         Heart)                                               5.250            09/01/2031          8,169,920
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         Puerto Rico Port Authority (American
                         Airlines), Series A                                  6.250            06/01/2026            703,360
-----------------------------------------------------------------------------------------------------------------------------
      12,470,000         Puerto Rico Port Authority (American
                         Airlines), Series A                                  6.300            06/01/2023          8,776,511
-----------------------------------------------------------------------------------------------------------------------------
      52,715,000         Puerto Rico Public Buildings Authority               5.000            07/01/2036         53,759,811
-----------------------------------------------------------------------------------------------------------------------------
      57,835,000         Puerto Rico Public Buildings Authority               5.250            07/01/2033         60,681,639
-----------------------------------------------------------------------------------------------------------------------------
         325,000         Puerto Rico Public Buildings Authority               5.375            07/01/2033            355,108
-----------------------------------------------------------------------------------------------------------------------------
         120,000         Puerto Rico Public Buildings Authority               5.375            07/01/2033            126,426
-----------------------------------------------------------------------------------------------------------------------------
     106,350,000         Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029        117,931,515
-----------------------------------------------------------------------------------------------------------------------------
      46,060,000         Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029         48,768,328
-----------------------------------------------------------------------------------------------------------------------------
         112,707         Puerto Rico San Sebastian Garage Lease 2,4,5        10.000            09/16/2005            108,339
-----------------------------------------------------------------------------------------------------------------------------
       9,230,000         University of V.I., Series A                         5.375            06/01/2034          9,600,492
-----------------------------------------------------------------------------------------------------------------------------
       2,040,000         University of V.I., Series A                         6.250            12/01/2029          2,217,704
-----------------------------------------------------------------------------------------------------------------------------
       1,250,000         V.I.  Government Refinery Facilities (Hovensa
                         Coker)                                               6.500            07/01/2021          1,366,613
-----------------------------------------------------------------------------------------------------------------------------
          25,000         V.I. Hsg. Finance Authority, Series A                6.450            03/01/2016             25,520
-----------------------------------------------------------------------------------------------------------------------------
      18,720,000         V.I. Public Finance Authority (Gross Receipts
                         Taxes Loan)                                          5.000            10/01/2031         19,053,029
-----------------------------------------------------------------------------------------------------------------------------
         500,000         V.I. Public Finance Authority (Gross Receipts
                         Taxes Loan)                                          5.000            10/01/2033            514,090
-----------------------------------------------------------------------------------------------------------------------------
      27,733,000         V.I. Public Finance Authority (Hovensa Coker)        6.500            07/01/2021         30,303,294
-----------------------------------------------------------------------------------------------------------------------------
       8,000,000         V.I. Public Finance Authority (Hovensa
                         Refinery)                                            6.125            07/01/2022          8,580,960
-----------------------------------------------------------------------------------------------------------------------------
      11,700,000         V.I. Public Finance Authority (Hovensa)              5.875            07/01/2022         12,415,923
-----------------------------------------------------------------------------------------------------------------------------
         750,000         V.I. Public Finance Authority, Series A              5.250            10/01/2024            786,885
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000         V.I. Public Finance Authority, Series A              5.500            10/01/2018          1,039,460
-----------------------------------------------------------------------------------------------------------------------------
      16,220,000         V.I. Public Finance Authority, Series A              5.500            10/01/2022         16,801,325
-----------------------------------------------------------------------------------------------------------------------------
       7,500,000         V.I. Public Finance Authority, Series A              5.625            10/01/2025          7,788,975
-----------------------------------------------------------------------------------------------------------------------------
          50,000         V.I.  Public Finance Authority, Series A             5.625            10/01/2025             52,206


23           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      3,830,000         V.I. Public Finance Authority, Series E              6.000%           10/01/2022   $      3,924,410
-----------------------------------------------------------------------------------------------------------------------------
       1,575,000         V.I. Water & Power Authority                         5.300            07/01/2018          1,609,650
-----------------------------------------------------------------------------------------------------------------------------
       3,515,000         V.I. Water & Power Authority                         5.300            07/01/2021          3,542,066
-----------------------------------------------------------------------------------------------------------------------------
       2,500,000         V.I. Water & Power Authority                         5.500            07/01/2017          2,558,625

                                                                                                            -----------------
                                                                                                                 764,954,099
-----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $6,325,848,927)--100.0%                                                      6,479,020,191
OTHER ASSETS NET OF LIABILITIES-- 0.0                                                                                301,283
                                                                                                            -----------------
NET ASSETS--100.0%                                                                                          $  6,479,321,474
                                                                                                            =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents a zero coupon bond.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $687,001,768, which represents 10.60% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

4. Non-income producing security.

5. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

6. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable or increasing rate security.


24           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

SUMMARY OF RATINGS     MARCH 31, 2005
--------------------------------------------------------------------------------

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                              PERCENT
-----------------------------------------------------------------------------
AAA                                                                     12.0%
AA                                                                      16.7
A                                                                       18.2
BBB                                                                     30.4
BB                                                                       4.1
B                                                                        0.1
CCC                                                                      6.4
Not Rated                                                               12.1
                                                                     --------
TOTAL                                                                  100.0%
                                                                     ========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS            Association for Children with Down Syndrome
ACLD            Adults and Children with Learning and Developmental Disabilities
ADD             Aid to the Developmentally Disabled
ALIA            Alliance of Long Island Agencies
ARC             Association of Retarded Citizens
ASMF            Amsterdam Sludge Management Facility
CCSSVD          Central Council of the Society of St. Vincent dePaul
CFGA            Child and Family Guidance Association
CHSLI           Catholic Health Services of Long Island
COP             Certificates of Participation
CSD             Central School District
CSMR            Community Services for the Mentally Retarded
DA              Dormitory Authority
DDI             Developmental Disabilities Institute
DIAMONDS        Direct Investment of Accrued Municipals
EDA             Economic Development Authority
EFC             Environmental Facilities Corp.
ERDA            Energy Research and Development Authority
FHA             Federal Housing Agency
FREE            Family Residences and Essential Enterprises
GJSR            Gurwin Jewish Senior Residences
GO              General Obligation
GSHMC           Good Samaritan Hospital Medical Center
HBFA            Housing Bank and Finance Agency
HDC             Housing Development Corp.
HELP            Homeless Economic Loan Program
HFA             Housing Finance Agency/Authority


25           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

HFC             Housing Finance Corp.
HH              Harmony Heights, Inc.
HHS             Harmony Heights School
HJDOI           Hospital for Joint Diseases Orthopedic Institute
IDA             Industrial Development Agency
IFA             Interim Finance Authority
IGHL            Independent Group Home for Living
ITEMECF         Industrial, Tourist, Educational, Medical and Environmental
                Community Facilities
JCC             Jewish Community Center
JDAM            Julia Dyckman Andrus Memorial
JFK             John Fitzgerald Kennedy
L.I.            Long Island
LGSC            Local Government Services Corporation
LILCO           Long Island Lighting Corporation
LRRHCF          Loretto Rest Residential Health Care Facility
LVH             Little Village House
MCH             Maryhaven Center of Hope
MMC             Mercy Medical Center
MSH/NYU         Mount Sinai Hospital/New York University
MTA             Metropolitan Transportation Authority
NH&HC           Nursing Home and Health Care
NIMO            Niagara Mohawk Power Corporation
NY/NJ           New York/New Jersey
NYC             New York City
NYS             New York State
NYSEG           New York State Electric and Gas
NYU             New York University
OBPWC           Ocean Bay Park Water Corporation
Res Rec         Resource Recovery Facility
RG&E            Rochester Gas and Electric
RIBS            Residual Interest Bonds
RITES           Residual Interest Tax Exempt Security
SCCC            Sullivan County Community College
SCHC            Senior Citizen Housing Corporation
SCHRC           St. Charles Hospital and Rehabilitation Center
SCSB            Schuyler Community Services Board
SCSMC           St. Catherine of Sienna Medical Center
SFH             St. Francis Hospital
SLCD            School for Language and Communication Development
SMCFS           St. Mary's Children and Family Services
SONYMA          State of New York Mortgage Agency
SSMH            Soldiers and Sailors Memorial Hospital
SUNY            State University of New York
SV              Sienna Village
TASC            Tobacco Settlement Asset-Backed Bonds
TFA             Transitional Finance Authority
TFABs           Tobacco Flexible Amortization Bonds
UCP/HCA         United Cerebral Palsy and Handicapped Children's Association
UCPAGS          United Cerebral Palsy Association of Greater Suffolk
UDC             Urban Development Corp.
V.I.            United States Virgin Islands
WORCA           Working Organization for Retarded Children and Adults
WWH             Wyandach/Wheatley Heights
YMCA            Young Men's Christian Association


26           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE      PERCENT
--------------------------------------------------------------------------------
Hospital/Health Care                            $    758,225,093           11.7%
Tobacco Settlements                                  665,395,269           10.3
Electric Utilities                                   571,555,671            8.8
Highways/Railways                                    544,491,637            8.4
Airlines                                             499,060,503            7.7
General Obligation                                   487,873,396            7.5
Adult Living Facilities                              363,544,941            5.6
Multifamily Housing                                  325,398,985            5.0
Water Utilities                                      309,401,778            4.8
Not-for-Profit Organization                          271,548,891            4.2
Higher Education                                     268,342,944            4.1
Sales Tax Revenue                                    266,688,015            4.1
Marine/Aviation Facilities                           205,483,540            3.2
Paper, Containers & Packaging                        191,193,232            3.0
Resource Recovery                                    120,392,358            1.9
Municipal Leases                                     110,976,967            1.7
Education                                             99,219,319            1.5
Single Family Housing                                 95,367,339            1.5
Manufacturing, Durable Goods                          87,325,049            1.3
Manufacturing, Non-Durable Goods                      74,829,855            1.2
Pollution Control                                     61,769,236            1.0
Special Assessment                                    39,925,810            0.6
Gas Utilities                                         31,611,172            0.5
Parking Fee Revenue                                   27,847,749            0.4
Hotels, Restaurants & Leisure                          1,551,442            0.0
                                                -------------------------------
Total                                           $  6,479,020,191          100.0%
                                                ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $ 6,326,888,656
                                                ===============

Gross unrealized appreciation                   $   271,239,364
Gross unrealized depreciation                      (119,107,829)
                                                ---------------
Net unrealized appreciation                     $   152,131,535
                                                ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the


27           |             ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $41,810,000 of securities on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $597,268,068 as of March 31, 2005. Including the effect of leverage, inverse floaters represent 9.22% of the Fund's total assets as of March 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $1,018,460, representing 0.02% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


28           |             ROCHESTER FUND MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005